SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

New Covenant Growth Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.0%

Bosnia and Herzegovina — 0.0%
RenaissanceRe Holdings Ltd.	248	$37

Canada — 0.1%
Lululemon Athletica Inc *	1,014	192

Cayman Islands — 0.0%
Herbalife *	1,088	31

Ireland — 1.0%
Accenture PLC, Cl A	11,297	1,844
Jazz Pharmaceuticals PLC *	616	62
Mallinckrodt *	13,812	27
Medtronic PLC	19,976	1,801
NortonLifeLock	13,065	245
Perrigo Co PLC	211	10

		3,989

Puerto Rico — 0.0%
Popular Inc	1,507	53

Switzerland — 0.0%
Garmin Ltd	1,092	82

United Kingdom — 0.2%
Aon PLC	2,921	482
Healthpeak Properties	9,384	224

		706

United States — 94.7%

Communication Services — 8.3%
Activision Blizzard Inc	8,114	483
Alphabet Inc, Cl A *	4,440	5,159
Alphabet Inc, Cl C *	4,446	5,170
AMC Entertainment Holdings, Cl A	6,158	20
AT&T Inc	127,327	3,712
Bandwidth, Cl A *	821	55
Cardlytics *	125	4
Cargurus, Cl A *	1,369	26
Cars.com *	4,178	18
CenturyLink Inc	872	8
Charter Communications Inc, Cl A *	1,859	811
Cinemark Holdings Inc	2,104	21
Clear Channel Outdoor Holdings, Cl A *	19,686	13
Cogent Communications Holdings	807	66
Comcast Corp, Cl A	62,118	2,136
comScore *	10,205	29
DISH Network, Cl A *	1,451	29
Electronic Arts Inc *	2,676	268
Emerald Holding	4,781	12
Eventbrite, Cl A *	2,537	19
EverQuote, Cl A *	1,468	39
EW Scripps, Cl A	3,299	25
Facebook Inc, Cl A *	34,781	5,801
Fox Corp, Cl A	1,372	32
Gogo *	9,226	20

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
IMAX *	2,244	$20
Intelsat *	8,389	13
Interpublic Group of Cos Inc/The	8,487	137
Iridium Communications *	366	8
John Wiley & Sons Inc, Cl A	236	9
Liberty Broadband, Cl A *	113	12
Lions Gate Entertainment, Cl A *	7,278	44
Live Nation Entertainment Inc *	181	8
Match Group *	703	46
Meredith	1,401	17
MSG Networks *	2,988	31
New York Times, Cl A	1,515	47
Nexstar Media Group, Cl A	455	26
Omnicom Group Inc	10,137	557
Scholastic	1,266	32
Shenandoah Telecommunications	1,286	63
Sirius XM Holdings	7,153	35
Spotify Technology SA *	608	74
Sprint Corp *	2,200	19
Take-Two Interactive Software Inc *	830	98
TechTarget *	1,986	41
TEGNA	3,052	33
T-Mobile US Inc *	2,824	237
Twitter Inc *	7,369	181
Verizon Communications Inc	62,462	3,356
ViacomCBS, Cl B	1,000	14
Walt Disney Co/The	26,709	2,580
World Wrestling Entertainment, Cl A	780	27
Yelp, Cl A *	1,470	27
Zillow Group Inc, Cl C *	230	8
Zynga Inc, Cl A *	14,448	99

		31,875

Consumer Discretionary — 10.1%
1-800-Flowers.com, Cl A *	3,668	49
Aaron’s	832	19
Abercrombie & Fitch, Cl A	2,970	27
Adient *	2,126	19
Adtalem Global Education *	1,460	39
Advance Auto Parts Inc	317	30
Amazon.com Inc *	6,187	12,063
AMC Networks, Cl A *	1,349	33
American Eagle Outfitters	3,416	27
American Public Education *	1,831	44
Aptiv PLC	3,490	172
Aramark	260	5
Asbury Automotive Group *	425	23
AutoNation *	970	27
AutoZone Inc *	235	199
Beazer Homes USA *	3,361	22
Bed Bath & Beyond	2,963	13
Best Buy Co Inc	19,239	1,097

New Covenant Funds/ Quarterly Report / March 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Big Lots	1,758	$25
BJ’s Restaurants	1,344	19
Bloomin’ Brands	2,259	16
Booking Holdings Inc *	563	757
Boot Barn Holdings *	1,181	15
BorgWarner Inc	2,278	56
Bright Horizons Family Solutions Inc *	76	8
Brinker International	1,180	14
Brunswick	839	30
Buckle	1,885	26
Burlington Stores Inc *	482	76
Cable One Inc	79	130
Caleres	2,200	11
Callaway Golf	2,383	24
Capri Holdings *	1,319	14
CarMax Inc *	1,086	58
Carnival Corp	15,800	208
Carter’s	471	31
Carvana Co, Cl A *	121	7
Cavco Industries *	255	37
Cheesecake Factory	1,236	21
Chegg *	1,304	47
Chico’s FAS	12,286	16
Children’s Place	812	16
Chipotle Mexican Grill Inc, Cl A *	184	120
Choice Hotels International Inc	113	7
Citi Trends	2,295	20
Columbia Sportswear Co	891	62
Conn’s *	4,000	17
Cooper Tire & Rubber	1,668	27
Cracker Barrel Old Country Store	323	27
Dana	2,660	21
Darden Restaurants Inc	705	38
Dave & Buster’s Entertainment	1,283	17
Deckers Outdoor *	306	41
Denny’s *	2,500	19
Designer Brands, Cl A	3,316	17
Dick’s Sporting Goods	1,054	22
Dillard’s, Cl A	726	27
Discovery Inc, Cl C *	354	6
Dollar General Corp	2,783	420
Dollar Tree Inc *	1,707	125
Domino’s Pizza Inc	309	100
Dorman Products *	677	37
DR Horton Inc	1,973	67
Duluth Holdings, Cl B *	4,946	20
Dunkin’ Brands Group Inc	2,803	149
eBay Inc	24,197	727
Ethan Allen Interiors	2,741	28
Etsy Inc *	1,162	45
Expedia Group Inc	103	6
Express *	10,267	15

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Five Below *	410	$29
Flexsteel Industries	2,468	27
Floor & Decor Holdings Inc, Cl A *	232	7
Foot Locker	1,308	29
Ford Motor Co	36,252	175
Fossil Group *	6,641	22
Fox Factory Holding *	749	31
frontdoor Inc *	251	9
Gap Inc/The	11,382	80
General Motors Co	11,713	243
Gentex Corp	3,795	84
Gentherm *	1,113	35
Genuine Parts Co	109	7
Goodyear Tire & Rubber Co/The	690	4
Graham Holdings, Cl B	78	27
Grand Canyon Education Inc *	121	9
Group 1 Automotive	479	21
GrubHub Inc *	1,289	53
Guess?	2,341	16
H&R Block Inc	3,157	44
Hanesbrands Inc	13,319	105
Harley-Davidson Inc	306	6
Hasbro Inc	2,632	188
Haverty Furniture	2,408	29
Helen of Troy *	304	44
Hibbett Sports *	1,869	20
Hilton Grand Vacations Inc *	3,016	48
Hilton Worldwide Holdings Inc	4,365	298
Home Depot Inc/The	16,979	3,170
Hooker Furniture	1,972	31
Hyatt Hotels Corp, Cl A	135	6
Installed Building Products *	694	28
iRobot *	1,013	41
Jack in the Box	658	23
Johnson Outdoors, Cl A	659	41
K12 *	2,452	46
KB Home	1,467	27
Kohl’s Corp	1,859	27
Kontoor Brands	1,282	25
L Brands Inc	638	7
Laureate Education, Cl A *	2,881	30
La-Z-Boy, Cl Z	1,597	33
LCI Industries	483	32
Lear Corp	6,889	560
Leggett & Platt Inc	222	6
Lennar, Cl B	728	21
LGI Homes *	127	6
Liberty SiriusXM Group, Cl C *	234	7
LKQ Corp *	317	7
Lowe’s Cos Inc	15,716	1,352
Lumber Liquidators Holdings *	5,050	24
M *	1,195	20

2	New Covenant Funds/ Quarterly Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Macy’s Inc	4,042	$20
Madison Square Garden Co/The *	39	8
Malibu Boats, Cl A *	1,232	35
Marriott International Inc/MD, Cl A	3,599	269
Marriott Vacations Worldwide	394	22
MasterCraft Boat Holdings *	3,123	23
Mattel Inc *	14,805	130
McDonald’s Corp	11,361	1,879
MDC Holdings	1,302	30
Meritage Homes *	794	29
Michaels *	7,530	12
Mohawk Industries Inc *	127	10
Monro	626	27
Movado Group	2,352	28
Murphy USA *	422	36
Nathan’s Famous	717	44
National Vision Holdings *	1,563	30
Netflix Inc *	5,775	2,169
Newell Brands Inc	605	8
News Corp, Cl A	829	7
NIKE Inc, Cl B	17,693	1,464
Nordstrom Inc	3,866	59
Norwegian Cruise Line Holdings Ltd *	206	2
NVR *	13	33
Office Depot	19,011	31
Ollie’s Bargain Outlet Holdings *	746	35
OneSpaWorld Holdings	3,063	12
O’Reilly Automotive Inc *	677	204
Oxford Industries	665	24
Papa John’s International	806	43
Penske Automotive Group	957	27
PetMed Express	2,172	63
Planet Fitness, Cl A *	685	33
Polaris Industries Inc	966	47
Pool Corp	54	11
PulteGroup Inc	5,125	114
PVH Corp	108	4
Quotient Technology *	4,484	29
Qurate Retail Inc *	1,412	9
Ralph Lauren Corp, Cl A	690	46
RealReal *	2,868	20
Red Robin Gourmet Burgers *	1,675	14
Rent-A-Center, Cl A	1,764	25
RH *	224	23
Roku Inc, Cl A *	84	7
Ross Stores Inc	3,209	279
Royal Caribbean Cruises Ltd	8,804	283
Rubicon Project *	1,140	6
Ruth’s Hospitality Group	2,238	15
Sally Beauty Holdings *	2,794	23
SeaWorld Entertainment *	1,594	18
Service Corp International/US	250	10

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ServiceMaster Global Holdings *	1,327	$36
Shake Shack, Cl A *	157	6
Shutterstock	1,176	38
Signet Jewelers	2,402	16
Six Flags Entertainment Corp	248	3
Sleep Number *	1,033	20
Stamps.com *	630	82
Standard Motor Products	943	39
Starbucks Corp	16,902	1,111
Steven Madden	1,178	27
Stitch Fix, Cl A *	1,950	25
Strategic Education	331	46
Tapestry Inc	2,803	36
Target Corp	6,577	611
Taylor Morrison Home, Cl A *	2,239	25
Tempur-Pedic International *	568	25
Tenneco, Cl A	3,599	13
Tesla Inc *	2,039	1,068
Texas Roadhouse, Cl A	889	37
Thor Industries	721	30
Tiffany & Co	483	63
TJX Cos Inc/The	13,863	663
Toll Brothers Inc	2,246	43
TopBuild *	476	34
Tractor Supply Co	2,377	201
TRI Pointe Group *	3,236	28
TripAdvisor	1,712	30
Tupperware Brands Corp	6,142	10
Ulta Beauty Inc *	279	49
Under Armour Inc, Cl C *	556	5
Unifi *	1,944	22
Urban Outfitters Inc *	417	6
Vail Resorts Inc	46	7
VF Corp	4,023	218
Visteon Corp *	551	26
Wayfair Inc, Cl A *	590	32
Wendy’s Co/The	11,419	170
Whirlpool Corp	638	55
Williams-Sonoma Inc	160	7
Wingstop	582	46
Winnebago Industries	191	5
Wolverine World Wide	1,511	23
WW International *	1,262	21
Wyndham Destinations Inc	4,669	101
Wyndham Hotels & Resorts Inc	189	6
Yum China Holdings Inc	1,913	82
Yum! Brands Inc	8,356	573
Zumiez *	1,593	28

		38,734

Consumer Staples — 6.9%
Andersons	1,960	37

New Covenant Funds/ Quarterly Report / March 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Archer-Daniels-Midland Co	4,581	$161
B&G Foods	2,907	53
Beyond Meat Inc *	535	36
BJ’s Wholesale Club Holdings *	2,099	53
Bunge Ltd	1,596	65
Calavo Growers	571	33
Campbell Soup Co	10,354	478
Casey’s General Stores	319	42
Chefs’ Warehouse *	1,366	14
Church & Dwight Co Inc	1,714	110
Clorox Co/The	3,366	583
Coca-Cola Co/The	65,159	2,883
Colgate-Palmolive Co	14,526	964
Conagra Brands Inc	14,479	425
Costco Wholesale Corp	6,288	1,793
Coty Inc, Cl A	1,026	5
Darling Ingredients *	1,847	35
Edgewell Personal Care *	1,589	38
Energizer Holdings Inc	231	7
Estee Lauder Cos Inc/The, Cl A	2,390	381
Farmer Brothers *	3,118	22
Flowers Foods Inc	9,872	203
Fresh Del Monte Produce	1,442	40
General Mills Inc	13,887	733
Grocery Outlet Holding *	1,603	55
Hain Celestial Group Inc/The *	461	12
Hershey Co/The	2,295	304
HF Foods Group *	2,213	19
Hormel Foods Corp	4,797	224
Hostess Brands, Cl A *	3,470	37
Ingredion Inc	1,110	84
J&J Snack Foods	274	33
JM Smucker Co/The	7,294	810
John B Sanfilippo & Son	544	49
Kellogg Co	6,713	403
Keurig Dr Pepper Inc	18,064	438
Kimberly-Clark Corp	6,484	829
Kraft Heinz Co/The	4,224	105
Kroger Co/The	26,817	808
Lamb Weston Holdings	594	34
Lancaster Colony	319	46
McCormick & Co Inc/MD	2,916	412
Medifast	533	33
Mondelez International Inc, Cl A	18,714	937
Monster Beverage Corp *	2,682	151
National Beverage *	975	42
New Age Beverages *	27,322	38
PepsiCo Inc	28,780	3,456
Performance Food Group *	1,023	25
Pilgrim’s Pride Corp *	355	6
Post Holdings Inc *	108	9
Pricesmart	690	36

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Procter & Gamble Co/The	36,001	$3,960
Sanderson Farms	297	37
SpartanNash	3,599	52
Spectrum Brands Holdings Inc	183	7
Sprouts Farmers Market Inc *	6,575	122
Sysco Corp	20,078	916
Tootsie Roll Industries	1,505	54
TreeHouse Foods Inc *	237	10
Tyson Foods Inc, Cl A	2,073	120
US Foods Holding Corp *	2,211	39
Walgreens Boots Alliance Inc	8,946	409
Walmart Inc	19,242	2,186
WD-40	259	52

		26,593

Energy — 2.2%
Altus Midstream, Cl A *	18,316	14
Antero Midstream	7,912	17
Apache Corp	4,822	20
Apergy Corp *	383	2
Baker Hughes a GE Co, Cl A	4,496	47
Cabot Oil & Gas Corp	3,306	57
Cactus, Cl A	1,525	18
Cheniere Energy Inc *	1,265	42
Chesapeake Energy Corp *	32,883	6
Chevron Corp	26,616	1,929
Cimarex Energy	995	17
CNX Resources *	6,091	32
Concho Resources Inc	142	6
ConocoPhillips	28,755	886
CONSOL Energy *	3,418	13
Continental Resources Inc/OK	337	3
Devon Energy Corp	8,276	57
Diamond S Shipping *	3,276	39
Diamondback Energy Inc	133	3
Dril-Quip *	1,072	33
EOG Resources Inc	6,126	220
EQT Corp	2,732	19
Equitrans Midstream Corp	2,185	11
Exxon Mobil Corp	57,993	2,202
Frank’s International *	9,174	24
Golar LNG	3,888	31
Halliburton Co	4,450	30
Helmerich & Payne Inc	1,494	23
Hess Corp	4,195	140
HollyFrontier Corp	3,119	76
International Seaways	1,773	42
Kinder Morgan Inc/DE	21,442	298
Kosmos Energy Ltd	2,007	2
Magnolia Oil & Gas *	3,984	16
Marathon Oil Corp	5,472	18
Marathon Petroleum Corp	7,000	165

4	New Covenant Funds/ Quarterly Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Murphy Oil Corp	449	$3
Nabors Industries	18,382	7
National Oilwell Varco Inc	482	5
NextDecade *	8,250	15
Noble Energy Inc	6,179	37
Occidental Petroleum Corp	8,202	95
Oceaneering International Inc *	3,376	10
Oil States International *	3,021	6
ONEOK Inc	3,505	76
Parsley Energy, Cl A	2,802	16
Patterson-UTI Energy	4,952	12
PBF Energy Inc, Cl A	363	3
Phillips 66	5,367	288
Pioneer Natural Resources Co	1,910	134
Range Resources Corp	2,413	5
RPC	10,482	22
Schlumberger Ltd	41,175	555
Southwestern Energy *	21,739	37
Targa Resources Corp	301	2
Teekay	9,842	31
Tellurian *	7,235	7
Transocean *	8,264	9
Valero Energy Corp	4,715	214
Williams Cos Inc/The	11,002	156
WPX Energy *	3,940	12

		8,315

Financials — 11.0%
Affiliated Managers Group Inc	910	54
Aflac Inc	6,398	219
AGNC Investment	2,838	30
Alleghany Corp	15	8
Allegiance Bancshares	1,318	32
Allstate Corp/The	3,458	317
Ally Financial	1,575	23
American Express Co	9,360	801
American Financial Group	449	31
American Homes 4 Rent, Cl A ‡	1,974	46
American International Group Inc	8,217	199
American National Insurance	421	35
Ameriprise Financial Inc	1,250	128
Ameris Bancorp	1,129	27
AMERISAFE	743	48
Annaly Capital Management Inc ‡	8,922	45
Anworth Mortgage Asset	13,514	15
Apollo Commercial Real Estate Finance	2,686	20
Arch Capital Group Ltd *	2,404	68
Argo Group International Holdings	750	28
ARMOUR Residential REIT	2,854	25
Arthur J Gallagher & Co	743	61
Artisan Partners Asset Management, Cl A	1,589	34
Assetmark Financial Holdings *	1,796	37

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Associated Banc-Corp	4,274	$55
Assurant Inc	87	9
Assured Guaranty	994	26
Athene Holding, Cl A *	1,071	27
Atlantic Capital Bancshares *	2,642	31
Atlantic Union Bankshares	1,302	29
Axis Capital Holdings	825	32
Axos Financial *	1,657	30
Banc of California	2,959	24
BancorpSouth Bank	1,525	29
Bank of America Corp	115,778	2,458
Bank of Hawaii Corp	1,051	58
Bank of Marin Bancorp	1,079	32
Bank of New York Mellon Corp/The	12,656	426
Bank of NT Butterfield & Son	1,324	23
Bank OZK	366	6
BankUnited Inc	2,418	45
Banner	851	28
Berkshire Hathaway Inc, Cl B *	28,456	5,203
Berkshire Hills Bancorp	1,501	22
BGC Partners, Cl A	8,389	21
BlackRock Inc, Cl A	1,478	650
Blackstone Mortgage Trust, Cl A	1,347	25
BOK Financial	568	24
Boston Private Financial Holdings	4,112	29
Bridge Bancorp	1,467	31
Brighthouse Financial Inc *	268	6
Brown & Brown Inc	290	11
Bryn Mawr Bank	1,221	35
Camden National	1,097	34
Capital One Financial Corp	4,592	232
Capitol Federal Financial	3,529	41
Capstead Mortgage	6,235	26
Carolina Financial	1,156	30
Cathay General Bancorp	1,291	30
Cboe Global Markets Inc	99	9
CenterState Bank	1,942	33
Central Pacific Financial	1,651	26
Charles Schwab Corp/The	13,043	439
Cherry Hill Mortgage Investment	3,400	21
Chimera Investment	2,402	22
Chubb Ltd	6,169	689
Cincinnati Financial Corp	891	67
CIT Group	1,060	18
Citigroup Inc	29,852	1,257
Citizens Financial Group Inc	2,381	45
City Holding	607	40
CME Group Inc, Cl A	4,726	817
CNA Financial Corp	253	8
Cohen & Steers	764	35
Colony Credit Real Estate	3,608	14
Columbia Banking System	1,223	33

New Covenant Funds/ Quarterly Report / March 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Comerica Inc	1,232	$36
Commerce Bancshares Inc/MO	1,488	75
Community Bank System	710	42
ConnectOne Bancorp	1,891	25
Credit Acceptance Corp *	177	45
Cullen/Frost Bankers Inc	850	47
CVB Financial	2,268	45
Discover Financial Services	31,226	1,114
Dynex Capital	2,918	30
E*TRADE Financial Corp	1,729	59
Eagle Bancorp	1,035	31
East West Bancorp Inc	1,710	44
eHealth *	512	72
Ellington Financial	2,748	16
Enterprise Financial Services	1,063	30
Equitable Holdings	432	6
Erie Indemnity Co, Cl A	433	64
Essent Group	970	26
Evercore, Cl A	659	30
Everest Re Group	179	34
FactSet Research Systems Inc	306	80
FB Financial	1,250	25
Federal Agricultural Mortgage, Cl C	597	33
Federated Investors, Cl B	1,492	28
Fidelity National Financial	1,063	26
Fifth Third Bancorp	4,599	68
First American Financial	814	35
First BanCorp	4,571	24
First Busey	1,790	31
First Citizens BancShares, Cl A	94	31
First Commonwealth Financial	3,365	31
First Financial Bancorp	1,921	29
First Financial Bankshares	1,378	37
First Hawaiian Inc	3,126	52
First Horizon National	3,007	24
First Merchants	1,182	31
First Midwest Bancorp	2,129	28
First Republic Bank/CA	831	68
FirstCash	612	44
FNB	3,907	29
Franklin Financial Network	1,421	29
Franklin Resources Inc	6,856	114
Fulton Financial	2,789	32
Genworth Financial, Cl A *	10,439	35
German American Bancorp	1,414	39
Globe Life	108	8
Goldman Sachs Group Inc/The	3,708	573
Goosehead Insurance, Cl A *	215	10
Granite Point Mortgage Trust	2,716	14
Great Western Bancorp	1,390	28
Hancock Whitney	1,142	22
Hanmi Financial	2,417	26

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hanover Insurance Group Inc/The	694	$63
HarborOne Bancorp *	4,621	35
Hartford Financial Services Group Inc/The	4,042	142
Heartland Financial USA	1,003	30
Heritage Financial	1,744	35
Home BancShares	2,523	30
HomeStreet	1,465	33
Hope Bancorp	3,233	27
Horace Mann Educators	1,125	41
Houlihan Lokey, Cl A	1,032	54
Huntington Bancshares Inc/OH	6,282	52
IBERIABANK	662	24
Independent Bank	580	37
Independent Bank Group	846	20
Intercontinental Exchange Inc	6,879	555
International Bancshares	1,137	31
Invesco Ltd	18,276	166
Invesco Mortgage Capital	2,946	10
Investors Bancorp	4,061	32
James River Group Holdings	1,180	43
Janus Henderson Group	2,016	31
Jefferies Financial Group	2,313	32
JPMorgan Chase & Co	52,401	4,718
KeyCorp	12,904	134
Kinsale Capital Group	488	51
KKR Real Estate Finance Trust	2,440	37
Lakeland Bancorp	2,890	31
Lazard Ltd, Cl A (A)	2,316	55
Legg Mason	1,356	66
LendingClub *	3,859	30
LendingTree *	175	32
Lincoln National Corp	3,621	95
Loews Corp	222	8
LPL Financial Holdings Inc	1,036	56
M&T Bank Corp	929	96
Markel Corp *	48	45
MarketAxess Holdings Inc	305	101
Marlin Business Services	7,407	83
Marsh & McLennan Cos Inc	16,703	1,444
Mercantile Bank	1,349	29
Mercury General Corp	233	9
Meta Financial Group	1,407	31
MetLife Inc	7,024	215
MFA Financial	6,337	10
MGIC Investment	3,455	22
MidWestOne Financial Group	1,357	28
Moelis, Cl A	1,564	44
Moody’s Corp	1,782	377
Morgan Stanley	35,755	1,216
Morningstar Inc	1,607	187
Mr Cooper Group *	3,903	29
MSCI Inc, Cl A	1,669	482

6	New Covenant Funds/ Quarterly Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nasdaq Inc	2,378	$226
Navient	3,513	27
NBT Bancorp	1,213	39
Nelnet, Cl A	793	36
New Residential Investment	3,080	15
New York Community Bancorp Inc	951	9
New York Mortgage Trust	7,776	12
NMI Holdings, Cl A *	1,470	17
Northern Trust Corp	8,350	630
Northfield Bancorp	2,868	32
OFG Bancorp	2,119	24
Old National Bancorp	2,680	35
Old Republic International	2,203	34
On Deck Capital *	12,500	19
OneMain Holdings Inc, Cl A	258	5
Opus Bank	1,893	33
Pacific Premier Bancorp	1,485	28
PacWest Bancorp	1,283	23
Palomar Holdings, Cl A *	929	54
PennyMac Mortgage Investment Trust	2,213	23
People’s United Financial Inc	5,001	55
Pinnacle Financial Partners Inc	1,489	56
PNC Financial Services Group Inc/The	5,690	545
PRA Group *	1,320	37
Preferred Bank	845	29
Primerica	365	32
Principal Financial Group Inc	662	21
ProAssurance	1,351	34
Progressive Corp/The	6,981	515
ProSight Global *	2,999	29
Prosperity Bancshares Inc	1,192	58
Provident Financial Services	1,988	26
Prudential Financial Inc	16,015	835
PS Business Parks ‡	306	41
Radian Group	1,924	25
Raymond James Financial Inc	980	62
Redwood Trust	2,992	15
Regions Financial Corp	72,286	648
Reinsurance Group of America Inc, Cl A	578	49
Renasant	1,366	30
RLI	545	48
S&P Global Inc	7,309	1,791
S&T Bancorp	1,247	34
Safeguard Scientifics	4,091	23
Sandy Spring Bancorp	1,350	31
Santander Consumer USA Holdings Inc	476	7
Seacoast Banking Corp of Florida *	1,616	30
Selective Insurance Group	739	37
ServisFirst Bancshares	1,306	38
Signature Bank/New York NY	676	54
Simmons First National, Cl A	1,836	34
SLM Corp	8,316	60

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
South State	573	$34
Starwood Property Trust ‡	2,000	20
State Street Corp	9,970	531
Sterling Bancorp	2,321	24
Stifel Financial	807	33
SVB Financial Group *	346	52
Synchrony Financial	4,720	76
Synovus Financial	1,267	22
T Rowe Price Group Inc	2,711	265
TCF Financial	1,085	25
TD Ameritrade Holding Corp	221	8
Texas Capital Bancshares *	822	18
TFS Financial Corp	573	9
Tiptree	6,082	32
Tompkins Financial	549	39
TPG RE Finance Trust	2,439	13
Travelers Cos Inc/The	2,743	273
TriCo Bancshares	1,219	36
TriState Capital Holdings *	1,917	19
Triumph Bancorp *	1,296	34
Truist Financial	16,871	520
Trustmark	1,410	33
Two Harbors Investment Corp	6,390	24
UMB Financial	715	33
Umpqua Holdings	2,753	30
Universal Insurance Holdings	1,696	30
Univest Financial	1,820	30
Unum Group	1,638	25
US Bancorp	20,106	693
Valley National Bancorp	4,269	31
Veritex Holdings	1,729	24
Virtu Financial, Cl A	3,026	63
Voya Financial Inc	4,001	162
Waddell & Reed Financial, Cl A	2,974	34
Walker & Dunlop	749	30
Washington Federal	1,337	35
Washington Trust Bancorp	924	34
Watford Holdings *	1,869	27
Webster Financial	934	21
Wells Fargo & Co	50,687	1,455
Westamerica Bancorporation	731	43
Western Alliance Bancorp	1,801	55
White Mountains Insurance Group	44	40
Willis Towers Watson PLC	907	154
Wintrust Financial	708	23
WR Berkley Corp	165	9
Zions Bancorp NA	1,771	47

		42,479

Health Care — 14.7%
Abbott Laboratories	35,040	2,765
AbbVie Inc	21,492	1,637

New Covenant Funds/ Quarterly Report / March 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ABIOMED Inc *	332	$48
Acadia Healthcare *	1,517	28
Acceleron Pharma *	123	11
Adaptive Biotechnologies *	1,704	47
Addus HomeCare *	545	37
Adverum Biotechnologies *	4,537	44
Aerie Pharmaceuticals *	2,282	31
Agilent Technologies Inc	7,874	564
Agios Pharmaceuticals *	1,062	38
Aimmune Therapeutics *	1,579	23
Aldeyra Therapeutics *	9,277	23
Alexion Pharmaceuticals Inc *	1,593	143
Align Technology Inc *	602	105
Alkermes *	2,433	35
Allakos *	378	17
Allergan PLC	4,194	743
Allogene Therapeutics *	1,838	36
Alnylam Pharmaceuticals Inc *	1,202	131
Amedisys *	309	57
AmerisourceBergen Corp, Cl A	759	67
Amgen Inc	11,116	2,254
Amicus Therapeutics *	5,193	48
AMN Healthcare Services *	832	48
Anika Therapeutics *	920	27
Anthem Inc	2,950	670
Apollo Medical Holdings *	2,730	35
Arena Pharmaceuticals *	1,077	45
Arrowhead Pharmaceuticals *	788	23
Atara Biotherapeutics *	3,254	28
Atrion	71	46
Avanos Medical *	1,561	42
Avantor *	2,699	34
Axonics Modulation Technologies *	351	9
Axsome Therapeutics *	618	36
Baxter International Inc	12,373	1,005
Becton Dickinson and Co	4,437	1,019
BioDelivery Sciences International *	7,746	29
Biogen Inc *	3,113	985
Biohaven Pharmaceutical Holding *	941	32
BioMarin Pharmaceutical Inc *	1,042	88
Bio-Rad Laboratories Inc, Cl A *	32	11
BioSpecifics Technologies *	871	49
Bio-Techne Corp	53	10
BioTelemetry *	1,100	42
Bluebird Bio Inc *	645	30
Boston Scientific Corp *	15,046	491
Bridgebio Pharma *	1,432	42
Bristol-Myers Squibb Co	38,732	2,159
Brookdale Senior Living *	7,397	23
Bruker Corp	233	8
Cantel Medical Corp	163	6
Cara Therapeutics *	2,942	39

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cardinal Health Inc	2,213	$106
CASI Pharmaceuticals *	15,874	32
Catalent *	949	49
Catalyst Pharmaceuticals *	11,416	44
Centene Corp *	5,875	349
Cerner Corp	16,971	1,069
Change Healthcare *	3,522	35
Charles River Laboratories International Inc *	77	10
Chemed	114	49
ChemoCentryx *	238	10
Cigna Corp	4,819	854
CONMED	450	26
Constellation Pharmaceuticals *	1,060	33
Cooper Cos Inc/The	236	65
Corcept Therapeutics *	3,878	46
CorVel *	606	33
Covetrus Inc *	1,045	9
Crinetics Pharmaceuticals *	2,310	34
CVS Health Corp	28,143	1,670
Cytokinetics *	5,011	59
Danaher Corp	8,116	1,123
DaVita Inc *	160	12
Deciphera Pharmaceuticals *	716	29
Denali Therapeutics *	2,631	46
DENTSPLY SIRONA Inc	3,113	121
DexCom Inc *	630	170
Dicerna Pharmaceuticals *	1,898	35
Eagle Pharmaceuticals *	828	38
Editas Medicine *	1,596	32
Edwards Lifesciences Corp *	2,828	533
Eidos Therapeutics *	786	38
Elanco Animal Health Inc *	398	9
Eli Lilly & Co	11,942	1,657
Emergent BioSolutions *	950	55
Enanta Pharmaceuticals *	785	40
Encompass Health Corp	164	10
Envista Holdings *	1,731	26
Epizyme *	2,749	43
Esperion Therapeutics *	962	30
Exact Sciences Corp *	930	54
Exelixis Inc *	4,344	75
Fate Therapeutics *	411	9
FibroGen *	1,053	37
Flexion Therapeutics *	2,711	21
Forty Seven *	1,401	134
G1 Therapeutics *	1,715	19
Gilead Sciences Inc	18,126	1,355
Glaukos *	167	5
Global Blood Therapeutics *	643	33
Globus Medical, Cl A *	851	36
Gossamer Bio *	3,279	33
Gritstone Oncology *	8,819	51

8	New Covenant Funds/ Quarterly Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Halozyme Therapeutics *	2,641	$48
Hanger *	1,891	29
HCA Healthcare Inc	2,314	208
Health Catalyst *	1,594	42
HealthEquity *	673	34
Henry Schein Inc *	2,612	132
Heron Therapeutics *	1,977	23
Heska *	532	29
Hill-Rom Holdings Inc	825	83
HMS Holdings *	1,707	43
Hologic Inc *	216	8
Horizon Therapeutics *	1,437	43
Humana Inc *	1,529	480
ICU Medical Inc *	62	13
IDEXX Laboratories Inc *	535	130
Illumina Inc *	3,200	874
Immunomedics *	2,499	34
Incyte Corp *	1,063	78
Innoviva *	3,557	42
Inogen *	706	36
Inovalon Holdings, Cl A *	2,733	46
Insmed *	2,129	34
Inspire Medical Systems *	715	43
Insulet Corp *	65	11
Integer Holdings *	625	39
Integra LifeSciences Holdings Corp *	188	8
Intercept Pharmaceuticals *	417	26
Intra-Cellular Therapies *	3,894	60
Intuitive Surgical Inc *	1,403	695
Ionis Pharmaceuticals *	782	37
Iovance Biotherapeutics *	1,782	53
IQVIA Holdings Inc *	1,378	149
Ironwood Pharmaceuticals, Cl A *	3,844	39
Johnson & Johnson	40,148	5,265
Kala Pharmaceuticals *	7,142	63
Karuna Therapeutics *	717	52
Karyopharm Therapeutics *	2,929	56
Kiniksa Pharmaceuticals, Cl A *	4,016	62
Kodiak Sciences *	702	33
Krystal Biotech *	823	36
Kura Oncology *	3,438	34
La Jolla Pharmaceutical *	12,626	53
Laboratory Corp of America Holdings *	515	65
Lantheus Holdings *	2,408	31
LHC Group *	383	54
Ligand Pharmaceuticals *	462	34
LivaNova *	657	30
Livongo Health *	1,898	54
Luminex	2,284	63
Madrigal Pharmaceuticals *	531	35
McKesson Corp	1,288	174
MEDNAX Inc *	417	5

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Merck & Co Inc	45,906	$3,532
Meridian Bioscience	5,130	43
Mettler-Toledo International Inc *	1,629	1,125
Minerva Neurosciences *	7,183	43
Mirati Therapeutics *	429	33
Moderna Inc *	2,959	89
Mylan NV *	607	9
MyoKardia *	751	35
Myriad Genetics *	1,860	27
Natera *	1,361	41
National Research	779	35
Natus Medical *	1,614	37
Nektar Therapeutics, Cl A *	2,328	42
Neogen *	721	48
Neurocrine Biosciences Inc *	1,089	94
Nevro *	83	8
NextCure *	952	35
NextGen Healthcare *	3,392	35
NuVasive *	653	33
Option Care Health *	648	6
OraSure Technologies *	6,042	65
PDL BioPharma *	15,625	44
Pennant Group *	1,609	23
Penumbra Inc *	72	12
PerkinElmer Inc	120	9
Pfizer Inc	86,529	2,824
Phreesia *	361	8
Portola Pharmaceuticals Inc *	1,960	14
PRA Health Sciences Inc *	108	9
Premier Inc, Cl A *	2,266	74
Principia Biopharma *	925	55
Prothena *	713	8
PTC Therapeutics *	1,021	46
Puma Biotechnology *	5,574	47
QIAGEN NV *	2,338	97
Quest Diagnostics Inc	865	69
Radius Health *	2,352	31
Reata Pharmaceuticals, Cl A *	235	34
Regeneron Pharmaceuticals Inc *	1,105	540
Repligen *	553	53
ResMed Inc	2,930	432
Retrophin *	3,434	50
Revance Therapeutics *	3,056	45
Rhythm Pharmaceuticals *	2,112	32
Rubius Therapeutics *	3,679	16
Sage Therapeutics Inc *	516	15
Sarepta Therapeutics Inc *	87	9
Seattle Genetics *	441	51
Shockwave Medical *	1,114	37
Simulations Plus	1,477	52
Sorrento Therapeutics *	12,406	23
Spero Therapeutics *	5,087	41

New Covenant Funds/ Quarterly Report / March 31, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
STAAR Surgical *	1,343	$43
STERIS PLC	1,661	232
Stryker Corp	4,213	701
Supernus Pharmaceuticals *	2,174	39
Surmodics *	1,169	39
Synlogic *	22,321	38
Syros Pharmaceuticals *	1,610	10
Tactile Systems Technology *	728	29
Tandem Diabetes Care *	144	9
Teladoc Health *	106	16
Teleflex Inc	742	217
TG Therapeutics *	4,916	48
Theravance Biopharma *	2,200	51
Thermo Fisher Scientific Inc	5,343	1,515
Turning Point Therapeutics *	828	37
Ultragenyx Pharmaceutical *	1,143	51
United Therapeutics *	559	53
UnitedHealth Group Inc	17,164	4,280
Universal Health Services Inc, Cl B	80	8
UroGen Pharma *	1,543	28
US Physical Therapy	428	30
Varex Imaging *	1,631	37
Varian Medical Systems Inc *	1,773	182
Veeva Systems Inc, Cl A *	904	141
Vertex Pharmaceuticals Inc *	3,305	786
Viking Therapeutics *	6,150	29
Waters Corp *	395	72
West Pharmaceutical Services Inc	1,875	285
Wright Medical Group *	1,682	48
Zimmer Biomet Holdings Inc	3,501	354
Zoetis Inc, Cl A	6,022	709
Zogenix *	947	23

		56,737

Industrials — 8.0%
3M Co	10,841	1,480
AAON	997	48
AAR	1,101	20
ABM Industries	1,349	33
ACCO Brands	5,214	26
Acuity Brands Inc	84	7
ADT	6,039	26
Advanced Disposal Services *	1,523	50
AECOM *	6,633	198
AGCO Corp	149	7
Air Lease, Cl A	1,053	23
Alamo Group	424	38
Alaska Air Group Inc	10,133	288
Albany International, Cl A	636	30
Allegiant Travel, Cl A	281	23
Allegion PLC	855	79
Allison Transmission Holdings Inc	1,870	61

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Altra Industrial Motion	1,437	$25
AMERCO	136	40
American Airlines Group Inc	405	5
American Woodmark *	461	21
AMETEK Inc	990	71
AO Smith Corp	1,708	65
Apogee Enterprises	1,229	26
Applied Industrial Technologies	745	34
ArcBest	1,766	31
Arconic Inc	7,379	118
Arcosa Inc	1,128	45
Argan	1,315	45
Armstrong Flooring *	11,849	17
Armstrong World Industries Inc	979	78
ASGN *	723	26
Astec Industries	1,175	41
Astronics *	1,739	16
Atkore International Group *	1,234	26
Axon Enterprise *	701	50
AZZ	1,071	30
Barnes Group	807	34
Barrett Business Services	547	22
Bloom Energy, Cl A *	2,773	14
Brady, Cl A	873	39
Brink’s	540	28
Caesarstone	3,257	34
Carlisle	311	39
Casella Waste Systems, Cl A *	1,080	42
CBIZ *	1,805	38
CH Robinson Worldwide Inc	148	10
Chart Industries *	807	23
Cimpress *	398	21
Cintas Corp	1,907	330
CIRCOR International *	1,110	13
Clean Harbors Inc *	137	7
Colfax *	1,455	29
Comfort Systems USA	988	36
Construction Partners, Cl A *	2,838	48
Copa Holdings, Cl A	469	21
Copart Inc *	1,284	88
CoStar Group Inc *	266	156
Covanta Holding	3,388	29
Crane Co	135	7
CSW Industrials	645	42
CSX Corp	9,694	555
Cummins Inc	3,179	430
Curtiss-Wright Corp	1,789	165
Deere & Co	4,735	654
Delta Air Lines Inc	41,060	1,171
Deluxe	981	25
Donaldson Co Inc	202	8
Douglas Dynamics	918	33

10	New Covenant Funds/ Quarterly Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dover Corp	2,207	$185
Dycom Industries *	1,064	27
Eaton Corp PLC	13,217	1,027
EMCOR Group	565	35
Emerson Electric Co	6,592	314
EnerSys	664	33
EnPro Industries	738	29
Equifax Inc	408	49
ESCO Technologies	568	43
Expeditors International of Washington Inc	1,163	78
Exponent	727	52
Fastenal Co	6,120	191
Federal Signal	1,560	43
FedEx Corp	3,239	393
Flowserve Corp	239	6
Fluor Corp	4,373	30
Forrester Research *	1,169	34
Fortune Brands Home & Security Inc	174	8
Forward Air	727	37
Franklin Electric	897	42
FTI Consulting *	443	53
Gates Industrial Corp PLC *	886	7
GATX	603	38
Generac Holdings *	496	46
General Electric Co	121,638	966
Gibraltar Industries *	959	41
Graco Inc	223	11
GrafTech International Ltd	954	8
Granite Construction	1,780	27
Great Lakes Dredge & Dock *	4,289	36
Greenbrier	1,583	28
Hawaiian Holdings	1,619	17
HD Supply Holdings Inc *	1,986	56
Healthcare Services Group	2,050	49
Heartland Express	2,380	44
HEICO Corp	4,884	364
HEICO Corp, Cl A	4,197	268
Helios Technologies	1,091	41
Herc Holdings *	1,012	21
Herman Miller	1,053	23
Hexcel Corp	4,105	153
Hillenbrand	1,501	29
HNI	1,268	32
Honeywell International Inc	10,659	1,426
Hub Group, Cl A *	976	44
Hubbell Inc, Cl B	682	78
IAA *	253	8
ICF International	545	37
IDEX Corp	68	9
IHS Markit Ltd	3,910	235
Illinois Tool Works Inc	10,512	1,494
Ingersoll Rand *	6,701	166

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Insperity	592	$22
Interface, Cl A	2,949	22
ITT Inc	1,404	64
Jacobs Engineering Group Inc	1,091	86
JB Hunt Transport Services	437	40
JetBlue Airways Corp *	4,688	42
John Bean Technologies	439	33
Johnson Controls International plc	22,116	596
Kadant	475	35
Kaman	743	29
Kansas City Southern	1,741	221
KAR Auction Services	2,303	28
Kelly Services, Cl A	2,214	28
Kennametal	1,343	25
Kforce	1,239	32
Kimball International, Cl B	2,422	29
Kirby Corp *	1,032	45
Knight-Swift Transportation Holdings, Cl A	1,357	45
Knoll	1,853	19
Korn Ferry	1,193	29
Landstar System Inc	432	41
Lennox International Inc	44	8
Lincoln Electric Holdings Inc	1,027	71
Lindsay	523	48
Lyft Inc, Cl A *	240	6
Macquarie Infrastructure Corp	266	7
ManpowerGroup Inc	3,586	190
Marten Transport	2,313	47
Masco Corp	6,315	218
MasTec *	795	26
Matson	1,273	39
Maxar Technologies	3,949	42
McGrath RentCorp	666	35
Mercury Systems *	708	51
Meritor *	2,088	28
Middleby Corp/The *	103	6
Mobile Mini	1,315	34
Moog, Cl A	580	29
MRC Global *	3,597	15
MSA Safety	392	40
MSC Industrial Direct Co Inc, Cl A	1,115	61
Nielsen Holdings PLC	7,584	95
Nordson Corp	600	81
Norfolk Southern Corp	3,218	470
NOW *	4,359	22
NV5 Global *	1,080	45
nVent Electric PLC	457	8
Old Dominion Freight Line	401	53
Omega Flex	448	38
Oshkosh Corp	2,762	178
Owens Corning	4,958	192
PACCAR Inc	2,134	130

New Covenant Funds/ Quarterly Report / March 31, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Parker-Hannifin Corp	1,231	$160
Parsons *	1,198	38
Pentair PLC	4,928	147
Pitney Bowes	11,792	24
Proto Labs *	491	37
Quanex Building Products	2,637	27
Quanta Services Inc	2,291	73
Raven Industries	1,437	31
RBC Bearings *	320	36
Regal Beloit Corp	1,068	67
Republic Services Inc, Cl A	1,046	79
Resideo Technologies Inc *	448	2
Rexnord	1,539	35
Robert Half International	806	30
Rockwell Automation Inc	1,620	244
Rollins Inc	2,355	85
Roper Technologies Inc	965	301
RR Donnelley & Sons	12,049	12
Ryder System Inc	1,425	38
Saia *	547	40
Schneider National Inc, Cl B	521	10
Sensata Technologies Holding PLC *	4,273	124
Simpson Manufacturing	643	40
Snap-on	318	35
Southwest Airlines Co	3,131	111
SP Plus *	1,169	24
Spartan Motors	2,836	37
Spirit AeroSystems Holdings Inc, Cl A	9,098	218
Spirit Airlines *	1,221	16
SPX *	999	33
SPX FLOW *	1,044	30
Stanley Black & Decker Inc	1,349	135
Steelcase, Cl A	2,620	26
Stericycle Inc *	179	9
Teledyne Technologies Inc *	878	261
Tennant	639	37
Terex	1,651	24
Tetra Tech	564	40
Timken Co/The	204	7
Toro Co/The	1,175	76
TPI Composites *	472	7
Trane Technologies	7,234	597
TransDigm Group Inc	1,732	555
TransUnion	2,713	180
Trex *	567	45
TriMas *	1,583	37
TriNet Group *	898	34
Trinity Industries Inc	511	8
Triumph Group	1,853	13
TrueBlue *	2,106	27
Uber Technologies *	7,679	214
UniFirst	235	35

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Union Pacific Corp	12,488	$1,761
United Airlines Holdings Inc *	2,850	90
United Parcel Service Inc, Cl B	9,414	879
United Rentals Inc *	1,692	174
Univar Inc *	476	5
Universal Forest Products	1,033	38
US Ecology	900	27
Valmont Industries Inc	76	8
Vectrus *	984	41
Verisk Analytics Inc, Cl A	1,729	241
Viad	737	16
Wabash National	3,217	23
WABCO Holdings Inc *	649	88
Wabtec Corp	465	22
Waste Management Inc	6,467	599
Watsco Inc	537	85
Watts Water Technologies, Cl A	507	43
Welbilt *	3,137	16
Werner Enterprises	1,360	49
WESCO International Inc *	3,527	81
Woodward Inc	769	46
WW Grainger Inc	4,496	1,117
XPO Logistics Inc *	1,396	68
Xylem Inc/NY	16,416	1,069

		30,910

Information Technology — 23.4%
2U Inc *	2,061	44
8x8 *	2,725	38
Acacia Communications *	744	50
ACI Worldwide *	1,373	33
Adobe Inc *	9,813	3,123
ADTRAN	5,303	41
Advanced Energy Industries *	725	35
Advanced Micro Devices Inc *	11,869	540
Agilysys *	323	5
Akamai Technologies Inc *	7,949	727
Akoustis Technologies *	6,091	33
Alarm.com Holdings *	1,192	46
Alliance Data Systems Corp	1,335	45
Altair Engineering, Cl A *	1,454	39
Alteryx Inc, Cl A *	118	11
Ambarella *	160	8
Amdocs Ltd	3,632	200
Amkor Technology *	3,864	30
Amphenol Corp, Cl A	2,090	152
Analog Devices Inc	4,564	409
Anaplan Inc *	217	7
Anixter International *	561	49
ANSYS Inc *	683	159
Appian, Cl A *	1,246	50
Apple Inc	64,856	16,492

12	New Covenant Funds/ Quarterly Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Applied Materials Inc	10,761	$493
Applied Optoelectronics *	4,449	34
Arista Networks Inc *	768	156
Arlo Technologies *	11,738	29
Arrow Electronics Inc *	2,550	132
Aspen Technology *	413	39
Atlassian Corp PLC, Cl A *	665	91
Autodesk Inc *	3,559	556
Automatic Data Processing Inc	12,646	1,728
Avaya Holdings *	4,140	33
Avnet Inc	1,892	47
Axcelis Technologies *	2,104	39
Badger Meter	775	42
Belden	900	32
Benchmark Electronics	1,447	29
Black Knight Inc *	1,569	91
Blackbaud	629	35
Blackline *	185	10
Booz Allen Hamilton Holding Corp, Cl A	1,402	96
Bottomline Technologies DE *	943	35
Box, Cl A *	2,984	42
Broadcom Inc	6,023	1,428
Broadridge Financial Solutions Inc	720	68
Brooks Automation	1,150	35
Cabot Microelectronics	373	43
Cadence Design Systems Inc *	2,046	135
Cardtronics *	1,198	25
Cass Information Systems	865	30
CDK Global Inc	1,636	54
CDW Corp/DE	806	75
Cerence *	493	8
Ceridian HCM Holding *	792	40
Ciena *	1,223	49
Cirrus Logic *	640	42
Cisco Systems Inc	68,588	2,696
Citrix Systems Inc	1,980	280
Cloudera *	4,481	35
Cognex Corp	203	9
Cognizant Technology Solutions Corp, Cl A	8,315	386
Coherent Inc *	626	67
Cohu	2,351	29
CommScope Holding Co Inc *	7,086	65
CommVault Systems *	1,095	44
Comtech Telecommunications	1,417	19
CoreLogic Inc/United States	271	8
Cornerstone OnDemand *	862	27
Corning Inc	6,104	125
Coupa Software Inc *	81	11
Cree Inc *	248	9
CSG Systems International	965	40
CTS	1,735	43
Cypress Semiconductor Corp	488	11

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dell Technologies Inc, Cl C *	4,108	$162
Diebold Nixdorf *	4,695	17
Digi International *	2,744	26
Digital Turbine *	6,346	27
DocuSign Inc, Cl A *	1,618	149
Dolby Laboratories, Cl A	731	40
Dropbox, Cl A *	2,914	53
DXC Technology Co	5,395	70
Dynatrace *	465	11
Ebix	1,517	23
EchoStar, Cl A *	1,124	36
Elastic NV *	183	10
Enphase Energy *	282	9
Entegris	980	44
Envestnet *	717	39
EPAM Systems Inc *	1,434	266
ePlus *	592	37
Euronet Worldwide Inc *	74	6
Everbridge *	639	68
EVERTEC	1,569	36
ExlService Holdings *	711	37
Extreme Networks *	6,878	21
F5 Networks Inc *	578	62
Fair Isaac Corp *	299	92
Fidelity National Information Services Inc	7,874	958
FireEye Inc *	5,502	58
First Solar Inc *	3,538	128
Fiserv Inc *	6,758	642
Fitbit, Cl A *	7,553	50
Five9 *	751	57
FleetCor Technologies Inc *	729	136
FLIR Systems Inc	1,671	53
ForeScout Technologies *	1,454	46
FormFactor *	1,939	39
Fortinet Inc *	566	57
Genpact Ltd	6,870	201
Global Payments Inc	3,359	484
GoDaddy Inc, Cl A *	1,102	63
Guidewire Software Inc *	109	9
Hackett Group	3,129	40
HubSpot *	322	43
IAC/InterActiveCorp *	376	67
Ichor Holdings *	1,480	28
II-VI *	1,509	43
Infinera *	6,579	35
Inphi *	680	54
Inseego *	7,132	44
Insight Enterprises *	754	32
Intel Corp	67,438	3,650
Intelligent Systems *	1,128	38
InterDigital	917	41
International Business Machines Corp	13,123	1,456

New Covenant Funds/ Quarterly Report / March 31, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Intuit Inc	3,714	$854
IPG Photonics Corp *	558	62
Itron *	588	33
j2 Global	540	40
Jabil Inc	6,948	171
Jack Henry & Associates Inc	636	99
Juniper Networks Inc	7,826	150
KBR	1,640	34
KEMET	1,871	45
Keysight Technologies Inc *	12,701	1,063
KLA-Tencor Corp	1,904	274
Knowles *	2,314	31
Lam Research Corp	3,493	838
Lattice Semiconductor *	2,475	44
Littelfuse Inc	60	8
LivePerson *	1,299	30
LogMeIn Inc	1,076	90
Lumentum Holdings *	660	49
Manhattan Associates Inc *	1,278	64
Marvell Technology Group Ltd	3,312	75
Mastercard Inc, Cl A	13,112	3,167
Maxim Integrated Products Inc	3,740	182
MAXIMUS	682	40
Medallia *	1,562	31
Microchip Technology Inc	1,615	109
Micron Technology Inc *	13,124	552
Microsoft Corp	112,888	17,804
MicroStrategy, Cl A *	339	40
Mitek Systems *	6,887	54
MKS Instruments Inc	103	8
Model N *	1,438	32
MongoDB Inc, Cl A *	574	78
Monolithic Power Systems Inc	64	11
MTS Systems	1,057	24
National Instruments Corp	2,353	78
NCR Corp *	334	6
NetApp Inc	2,936	122
NetScout Systems *	2,073	49
New Relic *	749	35
NIC	2,268	52
Novanta *	547	44
Nuance Communications *	2,832	48
Nutanix Inc, Cl A *	359	6
NVIDIA Corp	9,892	2,608
Okta Inc, Cl A *	812	99
ON Semiconductor Corp *	9,649	120
Oracle Corp	34,708	1,677
OSI Systems *	497	34
Pagerduty Inc *	1,821	31
Palo Alto Networks Inc *	541	89
Paychex Inc	2,612	164
Paycom Software *	194	39

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Paylocity Holding *	417	$37
PayPal Holdings Inc *	18,658	1,786
Paysign *	4,721	24
Pegasystems Inc	150	11
Perficient *	1,142	31
Perspecta	1,895	35
Photronics *	3,197	33
Plantronics	1,930	19
Plexus *	633	35
Pluralsight Inc, Cl A *	2,621	29
Power Integrations	531	47
Progress Software	1,206	39
Proofpoint Inc *	98	10
PROS Holdings *	818	25
PTC *	677	41
Pure Storage Inc, Cl A *	685	8
Q2 Holdings *	633	37
Qorvo Inc *	100	8
QUALCOMM Inc	17,833	1,206
Qualys *	591	51
Rambus *	3,633	40
Rapid7 *	892	39
RealPage Inc *	211	11
RingCentral Inc, Cl A *	699	148
Rogers *	392	37
Sabre Corp	506	3
SailPoint Technologies Holding *	2,129	32
salesforce.com *	17,861	2,572
Sanmina *	1,459	40
ScanSource *	1,292	28
SecureWorks, Cl A *	3,538	41
Semtech *	1,000	37
ServiceNow Inc *	2,213	634
Silicon Laboratories *	437	37
Skyworks Solutions Inc	2,779	248
Smartsheet Inc, Cl A *	266	11
SolarWinds Corp *	634	10
Splunk Inc *	1,095	138
SPS Commerce *	882	41
Square Inc, Cl A *	2,537	133
SS&C Technologies Holdings	831	36
Switch Inc, Cl A	779	11
Synaptics *	142	8
SYNNEX	387	28
Synopsys Inc *	1,083	139
Tech Data *	348	45
Teradata Corp *	4,437	91
Teradyne Inc	4,784	259
Texas Instruments Inc	13,483	1,347
Trade Desk Inc/The, Cl A *	376	73
Trimble Inc *	2,035	65
TTEC Holdings	1,378	51

14	New Covenant Funds/ Quarterly Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TTM Technologies *	3,357	$35
Tucows, Cl A *	834	40
Twilio Inc, Cl A *	639	57
Tyler Technologies Inc *	393	117
Ubiquiti	263	37
Unisys *	689	9
Universal Display Corp	521	69
Upland Software *	1,378	37
Varonis Systems *	653	42
Verint Systems *	947	41
VeriSign Inc *	802	144
Verra Mobility, Cl A *	3,479	25
ViaSat *	693	25
Viavi Solutions *	3,355	38
Virtusa *	1,123	32
Visa Inc, Cl A	29,770	4,797
VMware Inc, Cl A *	1,343	163
Western Digital Corp	2,423	101
Western Union Co/The	425	8
WEX Inc *	55	6
Workday Inc, Cl A *	2,079	271
Workiva, Cl A *	1,224	40
Xerox Holdings	7,073	134
Xilinx Inc	2,632	205
Xperi	2,351	33
Zebra Technologies Corp, Cl A *	438	80
Zendesk Inc *	152	10
Zscaler Inc *	193	12
Zuora, Cl A *	3,498	28

		90,052

Materials — 2.9%
AdvanSix *	2,397	23
Air Products & Chemicals Inc	4,688	936
Albemarle Corp	167	9
Alcoa Corp *	5,657	35
Allegheny Technologies *	2,362	20
AptarGroup Inc	1,944	194
Ashland Global Holdings Inc	152	8
Avery Dennison Corp	88	9
Axalta Coating Systems Ltd *	7,963	138
Balchem	488	48
Ball Corp	14,154	915
Berry Global Group Inc *	4,123	139
Cabot Corp	238	6
Carpenter Technology	1,006	20
Celanese Corp, Cl A	93	7
CF Industries Holdings	1,066	29
Chase	421	35
Chemours	2,832	25
Cleveland-Cliffs	11,888	47
Coeur Mining *	6,945	22

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Commercial Metals	2,280	$36
Compass Minerals International	851	33
Corteva Inc	4,112	97
Crown Holdings Inc *	6,925	402
Domtar Corp	298	6
Dow Inc	6,685	195
DuPont de Nemours Inc	7,322	250
Eagle Materials Inc	126	7
Eastman Chemical Co	9,101	424
Ecolab Inc	3,153	491
Element Solutions Inc *	1,023	9
FMC Corp	2,400	196
Freeport-McMoRan Inc	31,087	210
GCP Applied Technologies *	2,199	39
Graphic Packaging Holding Co	681	8
Greif, Cl A	1,122	35
HB Fuller	976	27
Huntsman Corp	475	7
Ingevity *	563	20
Innospec	499	35
International Flavors & Fragrances Inc	2,307	236
International Paper Co	785	24
Kraton *	2,033	16
Linde PLC	7,642	1,322
Livent *	5,807	31
Louisiana-Pacific	1,740	30
LyondellBasell Industries NV, Cl A	2,182	108
Martin Marietta Materials Inc	397	75
Minerals Technologies	880	32
Mosaic Co/The	3,590	39
Neenah	693	30
NewMarket	102	39
Newmont Goldcorp Corp	29,273	1,325
Novagold Resources *	6,675	49
Nucor Corp	1,510	54
Packaging Corp of America	101	9
PH Glatfelter	2,740	34
PPG Industries Inc	2,274	190
Quaker Chemical	309	39
Reliance Steel & Aluminum Co	412	36
Royal Gold	437	38
RPM International	664	40
Scotts Miracle-Gro	482	49
Sealed Air Corp	293	7
Sensient Technologies	779	34
Sherwin-Williams Co/The	2,451	1,126
Silgan Holdings	1,635	47
Sonoco Products Co	185	9
Southern Copper Corp	272	8
Steel Dynamics Inc	2,648	60
Stepan	510	45
Summit Materials, Cl A *	2,136	32

New Covenant Funds/ Quarterly Report / March 31, 2020	15

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Trinseo	1,345	$24
Tronox Holdings	4,385	22
United States Lime & Minerals	581	43
United States Steel	3,709	23
Valvoline Inc	11,216	147
Verso *	2,760	31
Vulcan Materials Co	665	72
Warrior Met Coal	2,378	25
Westlake Chemical	718	27
Westrock Co	3,989	113
Worthington Industries	1,149	30
WR Grace	733	26

		10,988

Real Estate — 3.9%
Acadia Realty Trust	1,946	24
Agree Realty	736	46
Alexander & Baldwin	2,342	26
Alexandria Real Estate Equities Inc ‡	1,497	205
American Assets Trust	1,128	28
American Campus Communities Inc ‡	252	7
American Finance Trust	3,743	23
American Tower Corp, Cl A ‡	6,167	1,343
Americold Realty Trust	346	12
Apartment Investment & Management Co, Cl A ‡	1,721	61
Apple Hospitality REIT Inc ‡	718	7
AvalonBay Communities Inc ‡	3,261	480
Boston Properties Inc ‡	1,468	135
Brandywine Realty Trust ‡	14,492	152
Brixmor Property Group Inc ‡	4,703	45
Brookfield Property REIT Inc, Cl A ‡	622	5
Camden Property Trust ‡	850	67
CareTrust REIT	2,438	36
CBRE Group Inc, Cl A *	29,020	1,094
Colony Capital Inc ‡	41,643	73
Columbia Property Trust Inc ‡	565	7
Community Healthcare Trust	1,136	44
CorEnergy Infrastructure Trust	1,162	21
CorePoint Lodging	4,605	18
Corporate Office Properties Trust ‡	7,752	172
Cousins Properties	289	8
Crown Castle International Corp ‡	5,046	729
CubeSmart ‡	377	10
Cushman & Wakefield *	2,593	30
CyrusOne Inc ‡	181	11
DiamondRock Hospitality	4,575	23
Digital Realty Trust Inc ‡	2,674	371
Diversified Healthcare Trust	6,702	24
Douglas Emmett Inc ‡	2,338	71
Duke Realty Corp ‡	2,798	91
EastGroup Properties	379	40

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Empire State Realty Trust Inc, Cl A ‡	5,592	$50
EPR Properties	735	18
Equinix Inc ‡	963	601
Equity Commonwealth ‡	2,677	85
Equity LifeStyle Properties Inc ‡	167	10
Equity Residential ‡	3,485	215
Essential Properties Realty Trust	2,028	27
Essex Property Trust Inc ‡	454	100
Extra Space Storage Inc ‡	811	78
Federal Realty Investment Trust ‡	664	50
First Industrial Realty Trust	1,226	41
Four Corners Property Trust	1,848	35
Franklin Street Properties	5,897	34
Gaming and Leisure Properties Inc ‡	275	8
Global Net Lease	2,484	33
Hannon Armstrong Sustainable Infrastructure Capital	30,657	626
Healthcare Realty Trust	1,555	43
Healthcare Trust of America Inc, Cl A ‡	392	10
Hersha Hospitality Trust, Cl A	3,513	13
Highwoods Properties Inc ‡	247	9
Host Hotels & Resorts Inc ‡	17,568	194
Howard Hughes Corp/The *	795	40
Hudson Pacific Properties Inc ‡	2,475	63
Independence Realty Trust	3,625	32
Industrial Logistics Properties Trust	2,389	42
Invitation Homes	398	9
Iron Mountain Inc ‡	5,996	143
JBG SMITH Properties ‡	2,065	66
Jones Lang LaSalle Inc	1,270	128
Kennedy-Wilson Holdings	2,254	30
Kilroy Realty Corp ‡	4,516	288
Kimco Realty Corp ‡	4,679	45
Kite Realty Group Trust	2,741	26
Lamar Advertising Co, Cl A ‡	1,059	54
Lexington Realty Trust, Cl B	4,761	47
Life Storage Inc ‡	110	10
LTC Properties	1,142	35
Macerich Co/The ‡	5,238	30
Marcus & Millichap *	1,380	37
Medical Properties Trust	2,513	43
Mid-America Apartment Communities Inc ‡	772	80
Monmouth Real Estate Investment	3,365	41
National Health Investors	635	31
National Retail Properties	975	31
National Storage Affiliates Trust	1,534	45
Newmark Group, Cl A	3,753	16
Office Properties Income Trust	1,618	44
Omega Healthcare Investors	1,229	33
Outfront Media	1,951	26
Paramount Group Inc ‡	5,922	52
Park Hotels & Resorts	1,996	16

16	New Covenant Funds/ Quarterly Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pebblebrook Hotel Trust	1,899	$21
Physicians Realty Trust	2,753	38
Piedmont Office Realty Trust, Cl A	2,333	41
PotlatchDeltic	1,174	37
Prologis Inc ‡	20,608	1,656
Public Storage ‡	1,626	323
QTS Realty Trust, Cl A	981	57
Rayonier	1,593	38
RE, Cl A	1,292	28
Realogy Holdings	4,621	14
Realty Income Corp ‡	2,296	114
Redfin *	458	7
Regency Centers Corp ‡	25,806	992
Retail Opportunity Investments	2,907	24
Retail Properties of America Inc, Cl A ‡	876	5
Rexford Industrial Realty	1,114	46
RLJ Lodging Trust	2,849	22
RMR Group, Cl A	1,095	30
RPT Realty	3,429	21
Ryman Hospitality Properties	577	21
Sabra Health Care REIT	2,410	26
Safehold	226	14
SBA Communications Corp, Cl A ‡	994	268
Service Properties Trust	483	3
Simon Property Group Inc ‡	3,706	203
SITE Centers	3,734	19
SL Green Realty Corp ‡	2,476	107
Spirit Realty Capital	237	6
St. Joe *	2,464	41
STAG Industrial	1,647	37
STORE Capital Corp ‡	2,555	46
Summit Hotel Properties	4,173	18
Sunstone Hotel Investors	3,516	31
Tanger Factory Outlet Centers	3,357	17
Taubman Centers Inc ‡	1,690	71
Terreno Realty	941	49
UDR Inc ‡	250	9
Uniti Group	6,587	40
Universal Health Realty Income Trust	439	44
Urban Edge Properties	2,679	24
Urstadt Biddle Properties, Cl A	2,126	30
Ventas Inc ‡	3,279	88
VEREIT Inc ‡	10,217	50
VICI Properties	2,012	33
Vornado Realty Trust ‡	2,903	105
Washington Real Estate Investment Trust	1,705	41
Weingarten Realty Investors ‡	2,933	42
Welltower Inc ‡	4,270	195
Weyerhaeuser Co ‡	17,005	288
Whitestone REIT, Cl B	3,773	23
WP Carey Inc ‡	149	9

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xenia Hotels & Resorts	2,347	$24

		14,938

Utilities — 3.3%
AES Corp/VA	5,282	72
ALLETE	620	38
Alliant Energy Corp	213	10
Ameren Corp	1,172	85
American Electric Power Co Inc	5,930	474
American States Water	580	47
American Water Works Co Inc	2,717	325
Atmos Energy	461	46
Avangrid Inc	1,720	75
Black Hills	641	41
California Water Service Group	978	49
CenterPoint Energy Inc	434	7
Clearway Energy, Cl C	2,583	49
CMS Energy Corp	20,708	1,217
Consolidated Edison Inc	3,086	241
Dominion Energy Inc	9,854	711
DTE Energy Co	9,809	932
Duke Energy Corp	9,540	772
Edison International	3,288	180
El Paso Electric	742	50
Entergy Corp	2,276	214
Essential Utilities	331	13
Evergy Inc	180	10
Eversource Energy	10,983	859
Exelon Corp	11,090	408
FirstEnergy Corp	4,900	196
Hawaiian Electric Industries Inc	249	11
IDACORP	108	9
MDU Resources Group Inc	386	8
MGE Energy	631	41
Middlesex Water	790	48
National Fuel Gas Co	245	9
New Jersey Resources	1,111	38
NextEra Energy Inc	6,768	1,629
NiSource Inc	419	10
Northwest Natural Holding	699	43
NRG Energy Inc	2,300	63
OGE Energy Corp	261	8
ONE Gas	534	45
Ormat Technologies	644	44
PG&E Corp *	692	6
Pinnacle West Capital Corp	2,640	200
PNM Resources	975	37
Portland General Electric	894	43
PPL Corp	7,025	173
Public Service Enterprise Group Inc	5,257	236
Sempra Energy	3,086	349
SJW Group	716	41

New Covenant Funds/ Quarterly Report / March 31, 2020	17

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
South Jersey Industries	1,556	$39
Southern Co/The	13,370	724
Sunnova Energy International *	717	7
UGI Corp	253	7
Unitil	794	42
Vistra Energy	2,088	33
WEC Energy Group Inc	2,560	226
Xcel Energy Inc	21,147	1,275

		12,565

		364,186

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Total Common Stock (Cost $325,022) ($ Thousands)		$369,276

CASH EQUIVALENT — 3.5%
SEI Daily Income Trust, Government Fund, Cl F 0.290%**†	13,508,624	13,509

Total Cash Equivalent (Cost $13,509) ($ Thousands)		13,509

Total Investments in Securities — 99.5% (Cost $338,531) ($ Thousands)		$382,785

A list of the open futures held by the Fund at March 31, 2020 are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Russell 2000 Index E-MINI	30	Jun-2020	$1,621	$1,722	$101
S&P 500 Index E-MINI	101	Jun-2020	12,402	12,977	575

			$14,023	$14,699	$676

The futures contracts are considered to have interest rate risk associated with them.

Percentages are based on Net Assets of $384,695 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2020.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	Security is a Master Limited Partnership. At March 31, 2020, such securities amounted to $55 ($ Thousands), or 0.0% of the net assets.

Cl — Class

Ltd. — Limited

MSCI — Morgan Stanley Capital International

NASDAQ – National Association of Securities Dealers and Automated Quotations

PLC — Public Limited Company

REIT — Real Estate investment Trust

S&P— Standard & Poor’s

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	369,276	–	–	369,276
Cash Equivalent	13,509	–	–	13,509

Total Investments in Securities	382,785	–	–	382,785

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	676	–	–	676

Total Other Financial Instruments	676	–	–	676

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended March 31, 2020 ($ Thousands):

Security Description	Value at 6/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2020	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 8,829	$ 70,407	$ (65,727)	$ —	$ —	$ 13,509	13,508,624	$ 88	$ —

18	New Covenant Funds/ Quarterly Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

New Covenant Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 45.9%

Agency Mortgage-Backed Obligations — 37.5%
FHLMC
6.500%, 09/01/2039	$31	$36
5.500%, 12/01/2036 to 12/01/2038	258	291
5.000%, 12/01/2020 to 01/01/2049	2,005	2,213
4.500%, 06/01/2038 to 03/25/2050	6,470	7,038
4.000%, 07/01/2037 to 03/01/2050	5,157	5,540
3.500%, 11/01/2042 to 03/01/2050	4,990	5,313
3.000%, 08/01/2046 to 03/01/2050	9,654	10,164
2.500%, 03/01/2033	1	1
FHLMC CMO, Ser 2011-3947, Cl SG, IO
5.245%, VAR LIBOR USD 1 Month+5.950%, 10/15/2041	238	38
FHLMC CMO, Ser 2012-4057, Cl UI, IO
3.000%, 05/15/2027	133	8
FHLMC CMO, Ser 2012-4085, Cl IO, IO
3.000%, 06/15/2027	278	15
FHLMC CMO, Ser 2012-4099, Cl ST, IO
5.295%, VAR LIBOR USD 1 Month+6.000%, 08/15/2042	116	19
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	153	16
FHLMC CMO, Ser 2013-4203, Cl PS, IO
5.545%, VAR LIBOR USD 1 Month+6.250%, 09/15/2042	174	27
FHLMC CMO, Ser 2014-4310, Cl SA, IO
5.245%, VAR LIBOR USD 1 Month+5.950%, 02/15/2044	46	7
FHLMC CMO, Ser 2014-4335, Cl SW, IO
5.295%, VAR LIBOR USD 1 Month+6.000%, 05/15/2044	97	19
FHLMC CMO, Ser 2014-4415, Cl IO, IO
2.354%, 04/15/2041 (A)	47	2
FHLMC Multifamily Structured Pass Through Certificates, Ser K091, Cl A2
3.505%, 03/25/2029	160	186
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M3
6.497%, VAR ICE LIBOR USD 1 Month+5.550%, 07/25/2028	380	366
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M1
2.147%, VAR ICE LIBOR USD 1 Month+1.200%, 07/25/2029	102	102
FHLMC, Ser 2016-353, Cl S1, IO
5.295%, VAR LIBOR USD 1 Month+6.000%, 12/15/2046	140	28
FNMA
7.000%, 11/01/2037 to 11/01/2038	29	34
6.500%, 01/01/2038 to 05/01/2040	194	229
6.000%, 07/01/2037 to 11/01/2038	144	162
5.500%, 02/01/2035	117	133

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
5.000%, 01/01/2021 to 08/01/2049	$9,913	$10,849
4.893%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.268%, 01/01/2036	24	24
4.500%, 02/01/2035 to 04/01/2056	5,179	5,651
4.174%, VAR ICE LIBOR USD 12 Month+1.700%, 03/01/2036	21	21
4.075%, VAR ICE LIBOR USD 12 Month+1.428%, 05/01/2043	243	244
4.000%, 06/01/2025 to 12/01/2049	11,369	12,280
3.640%, 11/01/2028	100	115
3.500%, 04/01/2033 to 03/01/2057	13,617	14,531
3.350%, 05/01/2029	20	23
3.160%, 06/01/2029	370	417
3.000%, 03/01/2030 to 03/01/2050	8,768	9,222
2.850%, 08/01/2031	100	111
2.810%, 08/01/2031	100	111
2.790%, 08/01/2029	200	221
2.770%, 08/01/2031	100	111
2.765%, 08/01/2031	100	110
2.740%, 08/01/2029	100	110
2.520%, 10/01/2029	20	22
2.260%, 03/01/2030	100	105
2.240%, 09/01/2026	140	148
FNMA CMO, Ser 2003-W2, Cl 2A9
5.900%, 07/25/2042	434	504
FNMA CMO, Ser 2012-93, Cl UI, IO
3.000%, 09/25/2027	370	22
FNMA CMO, Ser 2014-47, Cl AI, IO
2.212%, 08/25/2044 (A)	116	7
FNMA CMO, Ser 2015-55, Cl IO, IO
1.900%, 08/25/2055 (A)	29	1
FNMA CMO, Ser 2015-56, Cl AS, IO
5.203%, VAR LIBOR USD 1 Month+6.150%, 08/25/2045	58	13
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 1M2
5.847%, VAR ICE LIBOR USD 1 Month+4.900%, 11/25/2024	249	237
FNMA TBA
5.000%, 05/15/2045	300	323
4.500%, 04/14/2033 to 05/01/2038	7,100	7,636
4.000%, 05/01/2039	100	107
3.500%, 05/15/2045	1,300	1,372
2.500%, 06/01/2043	2,100	2,167
FNMA, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	138	164
FNMA, Ser 2012-101, Cl BI, IO
4.000%, 09/25/2027	13	1
FNMA, Ser 2013-54, Cl BS, IO
5.203%, VAR LIBOR USD 1 Month+6.150%, 06/25/2043	47	9

New Covenant Funds / Quarterly Report / March 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA, Ser 2017-76, Cl SB, IO
5.153%, VAR LIBOR USD 1 Month+6.100%, 10/25/2057	$262	$41
FNMA, Ser 2017-85, Cl SC, IO
5.253%, VAR LIBOR USD 1 Month+6.200%, 11/25/2047	65	12
FNMA, Ser M19, Cl A2
2.560%, 09/25/2029	539	564
FNMA, Ser M23, Cl 3A3
2.720%, 10/25/2031 (A)	100	106
FNMA, Ser M4, Cl A2
3.610%, 02/25/2031	80	91
FNMA, Ser M6, Cl A2
3.450%, 01/01/2029	170	190
FRESB Mortgage Trust, Ser SB48, Cl A10F
3.370%, 02/25/2028 (A)	708	753
FRESB Mortgage Trust, Ser SB58, Cl A10F
3.610%, 10/25/2028 (A)	1,045	1,113
GNMA
5.500%, 02/20/2037 to 01/15/2039	123	138
5.000%, 12/20/2038 to 01/20/2049	1,136	1,241
4.600%, 09/15/2034	1,899	2,090
4.500%, 07/20/2038 to 04/20/2049	3,650	3,955
4.000%, 01/15/2041 to 11/20/2049	3,177	3,437
3.500%, 06/20/2044 to 10/20/2049	1,825	1,947
3.000%, 09/15/2042 to 01/20/2050	693	737
2.500%, 02/20/2027 to 09/20/2049	586	606
GNMA CMO, Ser 186, Cl IO, IO
0.725%, 08/16/2054 (A)	1,061	41
GNMA CMO, Ser 2012-34, Cl SA, IO
5.277%, VAR LIBOR USD 1 Month+6.050%, 03/20/2042	33	7
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	57	2
GNMA CMO, Ser 2012-H18, Cl NA
2.182%, VAR ICE LIBOR USD 1 Month+0.520%, 08/20/2062	165	163
GNMA CMO, Ser 2012-H30, Cl GA
2.012%, VAR ICE LIBOR USD 1 Month+0.350%, 12/20/2062	737	727
GNMA CMO, Ser 2013-H01, Cl TA
2.162%, VAR ICE LIBOR USD 1 Month+0.500%, 01/20/2063	6	6
GNMA CMO, Ser 2013-H08, Cl BF
2.062%, VAR ICE LIBOR USD 1 Month+0.400%, 03/20/2063	724	714
GNMA CMO, Ser 2014-105, Cl IO, IO
0.933%, 06/16/2054 (A)	1,138	48
GNMA CMO, Ser 2015-H20, Cl FA
2.132%, VAR ICE LIBOR USD 1 Month+0.470%, 08/20/2065	264	259

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 85, Cl IA, IO
0.689%, 03/16/2047 (A)	$2,773	$84
GNMA CMO, Ser 95, Cl IO, IO
0.547%, 04/16/2047 (A)	1,367	41
GNMA TBA
4.500%, 05/01/2039	300	318
GNMA, Ser 107, Cl AD
2.695%, 11/16/2047 (A)	95	97
GNMA, Ser 2013-H21, Cl FB
2.362%, VAR ICE LIBOR USD 1 Month+0.700%, 09/20/2063	486	483
GNMA, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	100	15
GNMA, Ser 28, Cl AB
3.150%, 06/16/2060	80	82

		119,084

Non-Agency Mortgage-Backed Obligations — 8.4%
280 Park Avenue Mortgage Trust, Ser 280P, Cl A
1.585%, VAR ICE LIBOR USD 1 Month+0.880%, 09/15/2034 (B)	130	122
BX Commercial Mortgage Trust, Ser XL, Cl A
1.625%, VAR ICE LIBOR USD 1 Month+0.920%, 10/15/2036 (B)	1,056	1,004
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	100	102
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl AAB
3.512%, 12/10/2049	810	853
Citigroup Commercial Mortgage Trust, Ser 375P, Cl A
3.251%, 05/10/2035 (B)	190	188
COMM Mortgage Trust, Ser CR5, Cl A4
2.771%, 12/10/2045	700	700
COMM Mortgage Trust, Ser CR5, Cl AM
3.223%, 12/10/2045 (B)	590	589
COMM Mortgage Trust, Ser CR8, Cl A4
3.334%, 06/10/2046	565	581
Commercial Mortgage Trust, Ser 2013-CR12, Cl C
5.071%, 10/10/2046 (A)	10	9
Commercial Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (A)	20	20
Commercial Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	20	21
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048 (A)(B)	1,100	1,118

2	New Covenant Funds / Quarterly Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CSMC, Ser USA, Cl B
4.185%, 09/15/2037 (B)	$470	$433
DBUBS Mortgage Trust, Ser LC2A, Cl A4
4.537%, 07/10/2044 (B)	1,009	1,023
DRB Prime Student Loan Trust, Ser 2015-B, Cl A1
3.516%, VAR ICE LIBOR USD 1 Month+1.900%, 10/27/2031 (B)	92	92
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048 (A)(B)	237	239
GS Mortage-Backed Securities Trust, Ser 2020-PJ1, Cl A6
3.500%, 05/25/2050 (A)(B)	811	802
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046 (A)	80	83
GS Mortgage Securities Trust, Ser 2018-SRP5, Cl B
4.481%, 06/09/2021	430	396
GS Mortgage Securities Trust, Ser 2018-SRP5, Cl A
3.281%, 06/09/2021	620	580
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057 (B)	343	348
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl B
4.927%, 11/15/2045 (A)	210	213
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.892%, 01/15/2047 (A)	30	31
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.554%, 09/15/2047 (A)	80	70
JPMorgan Chase Commercial Mortgage Securities Trust, Ser C6, Cl A3
3.507%, 05/15/2045	1,117	1,142
JPMorgan Chase Commercial Mortgage Securities Trust, Ser FL7, Cl D
4.455%, VAR ICE LIBOR USD 1 Month+3.750%, 05/15/2028 (B)	129	125
JPMorgan Chase Commercial Mortgage Securities Trust, Ser LC9, Cl AS
3.353%, 12/15/2047 (B)	380	379
JPMorgan Mortgage Trust, Ser 2015-5, Cl A9
3.053%, 05/25/2045 (A)(B)	80	79
JPMorgan Mortgage Trust, Ser 2016-1, Cl A5
3.500%, 05/25/2046 (A)(B)	369	366
JPMorgan Mortgage Trust, Ser 2018-3, Cl A1
3.500%, 09/25/2048 (A)(B)	604	613
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048 (A)(B)	226	232

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048 (A)(B)	$425	$433
JPMorgan Mortgage Trust, Ser 2018-6, Cl 1A4
3.500%, 12/25/2048 (A)(B)	330	326
Lanark Master Issuer, Ser 2018-1A, Cl 1A
2.103%, VAR ICE LIBOR USD 3 Month+0.420%, 12/22/2069 (B)	538	536
MAD Mortgage Trust, Ser 330M, Cl A
3.082%, 08/15/2034 (A)(B)	220	211
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C34, Cl ASB
3.354%, 11/15/2052	615	653
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C5, Cl A4
3.176%, 08/15/2045	1,475	1,486
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C9, Cl A4
3.102%, 05/15/2046	714	720
Morgan Stanley Capital I Trust, Ser 2012-C4, Cl A4
3.244%, 03/15/2045	220	221
MSCG Trust, Ser 2016-SNR, Cl C
5.205%, 11/15/2034 (B)	128	123
MSCG Trust, Ser ALDR, Cl A2
3.462%, 06/07/2035 (A)(B)	410	393
Natixis Commercial Mortgage Securities Trust, Ser FAME, Cl B
3.655%, 08/15/2034 (B)	410	370
New Residential Mortgage Loan Trust, Ser 2019-4A, Cl A1B
3.500%, 12/25/2058 (A)(B)	367	376
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059 (A)(B)	520	512
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A3
5.957%, 03/25/2047	69	64
Seasoned Credit Risk Transfer Trust Series, Ser 2019-4, Cl MA
3.000%, 02/25/2059	538	560
Seasoned Credit Risk Transfer Trust, Ser 2019-1, Cl MA
3.500%, 07/25/2058	904	957
Seasoned Credit Risk Transfer Trust, Ser 2019-2, Cl MA
3.500%, 08/25/2058	759	804
Sequoia Mortgage Trust, Ser 2017-1, Cl A4
3.500%, 02/25/2047 (A)(B)	623	627
Sequoia Mortgage Trust, Ser 2017-5, Cl A4
3.500%, 08/25/2047 (A)(B)	631	626
Sequoia Mortgage Trust, Ser 2017-6, Cl A4
3.500%, 09/25/2047 (A)(B)	324	327

New Covenant Funds / Quarterly Report / March 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(B)	$170	$169
UBS-BAMLL Trust, Ser 2012-WRM, Cl A
3.663%, 06/10/2030 (B)	116	118
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	73	74
UBS-Barclays Commercial Mortgage Trust, Ser 2012-CN, Cl XA, IO
1.303%, 05/10/2063 (A)(B)	329	8
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS3, Cl NXS3
3.371%, 09/15/2057	160	164
WF-RBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.336%, 06/15/2045 (A)(B)	1,075	22
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl XA, IO
1.194%, 05/15/2045 (A)(B)	1,075	32
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.569%, 10/15/2057 (A)	1,055	22
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl B
4.381%, 10/15/2057 (A)	270	269
WFRBS Commercial Mortgage Trust, Ser C11, Cl AS
3.311%, 03/15/2045	160	159
WFRBS Commercial Mortgage Trust, Ser C2, Cl A4
4.869%, 02/15/2044 (A)(B)	777	785
WFRBS Commercial Mortgage Trust, Ser C4, Cl A4
4.902%, 06/15/2044 (A)(B)	1,796	1,830

		26,530

Total Mortgage-Backed Securities (Cost $142,784) ($ Thousands)		145,614

CORPORATE OBLIGATIONS — 30.2%

Communication Services — 2.9%
AT&T
4.250%, 03/01/2027	150	159
4.125%, 02/17/2026	408	432
3.875%, 08/15/2021	10	10
3.817%, 11/27/2022 (B)(C)	2,000	1,855
3.000%, 06/30/2022	10	10
Charter Communications Operating
5.050%, 03/30/2029	20	22
4.908%, 07/23/2025	110	117

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.800%, 03/01/2050	$40	$42
3.750%, 02/15/2028	20	20
3.579%, 07/23/2020	30	30
Comcast
4.700%, 10/15/2048	10	13
4.150%, 10/15/2028	80	90
3.950%, 10/15/2025	150	163
3.750%, 04/01/2040	20	23
3.450%, 02/01/2050	70	77
3.400%, 04/01/2030	40	43
3.250%, 11/01/2039	30	31
Comcast Cable Communications Holdings
9.455%, 11/15/2022	1,116	1,317
Cox Communications
3.250%, 12/15/2022 (B)	859	870
Fox
4.709%, 01/25/2029 (B)	40	44
Sprint Spectrum
3.360%, 09/20/2021 (B)	289	287
TCI Communications
7.875%, 02/15/2026	240	308
Telefonica Emisiones SAU
4.895%, 03/06/2048	340	377
Tencent Holdings MTN
3.595%, 01/19/2028 (B)	250	264
Verizon Communications
4.862%, 08/21/2046	40	52
4.329%, 09/21/2028	435	495
4.125%, 08/15/2046	40	46
4.000%, 03/22/2050	40	47
3.875%, 02/08/2029	30	33
3.376%, 02/15/2025	232	248
3.000%, 03/22/2027	20	21
2.625%, 08/15/2026	513	530
Viacom
3.875%, 04/01/2024	20	20
Vodafone Group PLC
3.750%, 01/16/2024	410	427
Walt Disney
3.350%, 03/24/2025	469	511
3.000%, 09/15/2022	30	31

		9,065

Consumer Discretionary — 1.4%
Amazon.com
3.150%, 08/22/2027	470	514
BMW US Capital
2.150%, 04/06/2020 (B)	950	950
1.850%, 09/15/2021 (B)	20	20
General Motors Financial
4.150%, 06/19/2023	600	546
3.700%, 11/24/2020	80	79

4	New Covenant Funds / Quarterly Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.700%, 05/09/2023	$190	$171
2.450%, 11/06/2020	30	29
Home Depot
3.900%, 06/15/2047	10	11
3.350%, 04/15/2050	50	52
3.300%, 04/15/2040	20	21
2.500%, 04/15/2027	410	413
KazMunayGas National JSC
5.375%, 04/24/2030 (B)	400	392
Lowe’s
5.125%, 04/15/2050	80	97
5.000%, 04/15/2040	20	23
4.500%, 04/15/2030	30	33
McDonald’s MTN
4.200%, 04/01/2050	30	34
3.350%, 04/01/2023	280	289
Newell Brands
4.100%, 04/01/2023	53	54
NIKE
3.375%, 03/27/2050	70	76
2.400%, 03/27/2025	315	327
Starbucks
2.000%, 03/12/2027	266	250
Target
2.650%, 09/15/2030	100	103

		4,484

Consumer Staples — 0.5%
Coca-Cola
4.200%, 03/25/2050	130	170
4.125%, 03/25/2040	20	24
Kimberly-Clark
3.100%, 03/26/2030	20	22
Kraft Heinz Foods
4.875%, 02/15/2025 (B)	48	48
Mars
3.200%, 04/01/2030 (B)	30	31
2.700%, 04/01/2025 (B)	60	62
PepsiCo
3.875%, 03/19/2060	20	25
3.625%, 03/19/2050	20	24
3.000%, 08/25/2021	290	298
2.875%, 10/15/2049	20	21
2.750%, 03/05/2022	80	83
2.250%, 03/19/2025	321	333
Procter & Gamble
3.600%, 03/25/2050	50	61
3.550%, 03/25/2040	30	35
3.000%, 03/25/2030	40	44
2.450%, 03/25/2025	309	325

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Walmart
3.050%, 07/08/2026	$100	$108

		1,714

Energy — 2.5%
Apache
3.250%, 04/15/2022	616	462
Berkshire Hathaway Energy
3.700%, 07/15/2030 (B)	140	150
BP Capital Markets America
3.790%, 02/06/2024	80	82
3.410%, 02/11/2026	40	40
3.216%, 11/28/2023	90	92
3.119%, 05/04/2026	170	171
BP Capital Markets PLC
3.535%, 11/04/2024	20	20
Cameron LNG
2.902%, 07/15/2031 (B)	60	53
Chevron
2.100%, 05/16/2021	130	130
Cimarex Energy
4.375%, 06/01/2024	50	39
4.375%, 03/15/2029	50	33
3.900%, 05/15/2027	160	107
Concho Resources
4.375%, 01/15/2025	455	381
4.300%, 08/15/2028	30	26
3.750%, 10/01/2027	160	136
Continental Resources
5.000%, 09/15/2022	120	77
4.500%, 04/15/2023	150	83
4.375%, 01/15/2028	20	9
3.800%, 06/01/2024	190	98
Devon Energy
5.850%, 12/15/2025	210	166
Diamondback Energy
5.375%, 05/31/2025	50	37
3.250%, 12/01/2026	30	21
2.875%, 12/01/2024	290	203
Energy Transfer Operating
4.950%, 06/15/2028	10	8
3.750%, 05/15/2030	160	123
2.900%, 05/15/2025	40	33
Energy Transfer Partners
4.500%, 11/01/2023	60	54
Enterprise Products Operating
4.150%, 10/16/2028	140	140
3.900%, 02/15/2024	457	467
3.750%, 02/15/2025	100	99
3.125%, 07/31/2029	60	55
2.800%, 01/31/2030	170	153

New Covenant Funds / Quarterly Report / March 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
EOG Resources
4.150%, 01/15/2026	$160	$164
Exxon Mobil
4.327%, 03/19/2050	20	24
2.992%, 03/19/2025	160	169
ExxonMobil
3.043%, 03/01/2026	150	159
Halliburton
3.250%, 11/15/2021	180	175
Kinder Morgan
4.300%, 06/01/2025	60	61
Kinder Morgan Energy Partners
3.500%, 03/01/2021	30	30
MidAmerican Energy
3.650%, 04/15/2029	140	150
MPLX
4.800%, 02/15/2029	50	44
4.125%, 03/01/2027	110	94
4.000%, 03/15/2028	40	35
Noble Energy
3.850%, 01/15/2028	30	21
3.250%, 10/15/2029	80	47
Occidental Petroleum
5.550%, 03/15/2026	180	95
4.428%, 10/10/2036 (C)	2,000	775
4.100%, 02/01/2021	50	43
3.400%, 04/15/2026	80	39
3.200%, 08/15/2026	130	62
3.125%, 02/15/2022	100	73
3.000%, 02/15/2027	130	60
2.600%, 08/13/2021	250	197
Phillips 66 Partners
2.450%, 12/15/2024	413	363
Schlumberger Holdings
3.900%, 05/17/2028 (B)	456	424
Sinopec Group Overseas Development
4.375%, 04/10/2024 (B)	290	309
Tennessee Gas Pipeline
2.900%, 03/01/2030 (B)	160	135
Western Midstream Operating
4.050%, 02/01/2030	120	52
3.100%, 02/01/2025	30	15
2.698%, VAR ICE LIBOR USD 3 Month+0.850%, 01/13/2023	20	11
Williams
3.750%, 06/15/2027	340	311

		7,885

Financials — 12.6%
American Express
3.400%, 02/27/2023	972	996
2.650%, 12/02/2022	264	267

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
American Express Credit MTN
2.375%, 05/26/2020	$80	$80
Anglo American Capital
3.625%, 09/11/2024 (B)	200	188
Banco Santander
4.379%, 04/12/2028	200	202
2.968%, VAR ICE LIBOR USD 3 Month+1.120%, 04/12/2023	200	192
Bank of America
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028	234	241
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	258	263
Bank of America MTN
4.450%, 03/03/2026	678	730
4.200%, 08/26/2024	210	223
4.125%, 01/22/2024	370	391
4.100%, 07/24/2023	280	298
4.083%, 03/20/2051 (A)	190	218
4.000%, 04/01/2024	440	466
4.000%, 01/22/2025	80	84
3.974%, VAR ICE LIBOR USD 3 Month+1.210%, 02/07/2030	80	86
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	210	215
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/2024	80	83
3.500%, 04/19/2026	130	138
3.300%, 01/11/2023	60	62
Bank of New York Mellon MTN
3.300%, 08/23/2029	790	809
Barclays Bank
2.650%, 01/11/2021	1,199	1,198
BNP Paribas
5.198%, VAR ICE LIBOR USD 3 Month+2.567%, 01/10/2030 (B)	200	221
4.705%, VAR ICE LIBOR USD 3 Month+2.235%, 01/10/2025 (B)	270	281
4.400%, 08/14/2028 (B)	200	213
BPCE MTN
3.000%, 05/22/2022 (B)	640	634
Capital One
2.650%, 08/08/2022	830	822
Capital One Financial
3.300%, 10/30/2024	480	470
Charles Schwab
3.850%, 05/21/2025	110	116
Citigroup
8.125%, 07/15/2039	12	19
5.500%, 09/13/2025	150	164
5.300%, 05/06/2044	31	36
4.650%, 07/30/2045	28	32

6	New Covenant Funds / Quarterly Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.450%, 09/29/2027	$120	$125
4.412%, VAR United States Secured Overnight Financing Rate+3.914%, 03/31/2031	100	110
4.400%, 06/10/2025	160	167
4.300%, 11/20/2026	40	42
4.125%, 07/25/2028	40	41
4.075%, VAR ICE LIBOR USD 3 Month+1.192%, 04/23/2029	240	251
4.050%, 07/30/2022	40	41
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/2028	340	352
3.500%, 05/15/2023	100	102
3.400%, 05/01/2026	354	369
3.200%, 10/21/2026	287	297
Cooperatieve Rabobank UA
3.950%, 11/09/2022	670	676
3.875%, 09/26/2023 (B)	595	612
Credit Suisse Group
4.194%, VAR United States Secured Overnight Financing Rate+3.730%, 04/01/2031 (B)	250	256
Daiwa Securities Group
3.129%, 04/19/2022 (B)	50	51
Danske Bank
5.000%, 01/12/2022 (B)	200	206
3.001%, VAR ICE LIBOR USD 3 Month+1.249%, 09/20/2022 (B)	200	199
Ferguson Finance
4.500%, 10/24/2028 (B)	459	480
General Electric Capital MTN
4.650%, 10/17/2021	180	183
4.375%, 09/16/2020	10	10
Glencore Funding
2.875%, 04/16/2020 (B)	20	20
Goldman Sachs Group
5.750%, 01/24/2022	662	701
5.150%, 05/22/2045	20	23
4.750%, 10/21/2045	40	48
4.250%, 10/21/2025	90	93
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/2029	550	585
3.800%, 03/15/2030	530	552
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/2028	300	308
3.500%, 11/16/2026	90	91
Goldman Sachs Group MTN
6.000%, 06/15/2020	480	483
4.000%, 03/03/2024	420	439
HSBC Holdings
4.950%, 03/31/2030	200	219

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
HSBC Holdings PLC
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/2029	$400	$424
3.400%, 03/08/2021	360	362
2.950%, 05/25/2021	380	382
Intesa Sanpaolo
3.375%, 01/12/2023 (B)	200	190
JPMorgan Chase
4.500%, 01/24/2022	786	821
4.452%, VAR ICE LIBOR USD 3 Month+1.330%, 12/05/2029	200	225
4.203%, VAR ICE LIBOR USD 3 Month+1.260%, 07/23/2029	773	848
4.023%, VAR ICE LIBOR USD 3 Month+1.000%, 12/05/2024	230	244
4.005%, VAR ICE LIBOR USD 3 Month+1.120%, 04/23/2029	100	107
3.875%, 09/10/2024	290	306
2.550%, 03/01/2021	30	30
KKR Group Finance VI
3.750%, 07/01/2029 (B)	595	593
Liberty Mutual Group
4.569%, 02/01/2029 (B)	321	355
4.250%, 06/15/2023 (B)	91	93
Lloyds Banking Group
2.858%, VAR ICE LIBOR USD 3 Month+1.249%, 03/17/2023	434	428
Macquarie Bank
2.300%, 01/22/2025 (B)	1,188	1,167
Mitsubishi UFJ Financial Group
3.407%, 03/07/2024	510	520
Morgan Stanley
5.597%, 03/24/2051 (A)	30	42
Morgan Stanley MTN
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	150	158
3.750%, 02/25/2023	1,110	1,151
3.622%, VAR United States Secured Overnight Financing Rate+3.120%, 04/01/2031	475	497
2.699%, VAR United States Secured Overnight Financing Rate+1.143%, 01/22/2031	100	98
National Rural Utilities Cooperative Finance
2.850%, 01/27/2025	1,060	1,068
ORIX
4.050%, 01/16/2024	365	378
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (B)	944	939
Penske Truck Leasing Lp
3.900%, 02/01/2024 (B)	965	958

New Covenant Funds / Quarterly Report / March 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Principal Life Global Funding II
2.625%, 11/19/2020 (B)	$570	$572
Royal Bank of Canada MTN
2.150%, 10/26/2020	70	70
Royal Bank of Scotland Group
4.269%, VAR ICE LIBOR USD 3 Month+1.762%, 03/22/2025	200	208
Royal Bank of Scotland Group PLC
4.519%, VAR ICE LIBOR USD 3 Month+1.550%, 06/25/2024	290	292
Santander UK Group Holdings PLC
3.571%, 01/10/2023	200	199
SMBC Aviation Capital Finance DAC
4.125%, 07/15/2023 (B)	200	216
State Street
3.152%, VAR United States Secured Overnight Financing Rate+2.650%, 03/30/2031 (B)	50	51
SunTrust Bank
2.800%, 05/17/2022	1,146	1,160
Svenska Handelsbanken MTN
3.350%, 05/24/2021	250	253
UBS Group Funding Jersey
4.125%, 04/15/2026 (B)	634	642
UBS Group Funding Switzerland
4.253%, 03/23/2028 (B)	250	262
3.491%, 05/23/2023 (B)	390	395
US Bancorp
3.375%, 02/05/2024	540	573
USAA Capital MTN
2.625%, 06/01/2021 (B)	350	348
Visa
1.900%, 04/15/2027	879	877
Wells Fargo
3.069%, 01/24/2023	808	817
3.000%, 10/23/2026	190	194
Wells Fargo MTN
5.013%, 04/04/2051 (A)	420	536
4.900%, 11/17/2045	30	34
4.600%, 04/01/2021	480	490
4.478%, VAR ICE LIBOR USD 3 Month+3.770%, 04/04/2031	50	57
4.300%, 07/22/2027	200	213
3.750%, 01/24/2024	540	571
3.450%, 02/13/2023	120	123

		40,107

Health Care — 3.1%
Abbott Laboratories
3.400%, 11/30/2023	175	184
AbbVie
4.250%, 11/21/2049 (B)	30	32

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.600%, 05/14/2025	$10	$10
3.200%, 11/21/2029 (B)	40	40
2.950%, 11/21/2026 (B)	20	20
2.600%, 11/21/2024 (B)	140	141
2.300%, 11/21/2022 (B)	1,046	1,047
Adventist Health System
2.433%, 09/01/2024	431	411
Aetna
2.800%, 06/15/2023	20	20
Amgen
2.125%, 05/01/2020	20	20
Anthem
3.125%, 05/15/2022	340	346
Baylor Scott & White Holdings
1.947%, 11/15/2021	1,226	1,228
Becton Dickinson
4.685%, 12/15/2044	40	42
3.734%, 12/15/2024	24	25
3.363%, 06/06/2024	210	210
Bristol-Myers Squibb
3.875%, 08/15/2025 (B)	130	149
3.550%, 08/15/2022 (B)	60	63
3.400%, 07/26/2029 (B)	50	55
3.200%, 06/15/2026 (B)	120	127
2.900%, 07/26/2024 (B)	180	191
2.600%, 05/16/2022 (B)	80	82
2.250%, 08/15/2021 (B)	70	70
Cigna
4.375%, 10/15/2028	120	129
4.125%, 11/15/2025	50	53
3.500%, 06/15/2024 (B)	160	162
3.400%, 09/17/2021	60	61
CommonSpirit Health
4.200%, 08/01/2023	473	490
CVS Health
5.050%, 03/25/2048	60	69
4.300%, 03/25/2028	80	86
3.875%, 07/20/2025	95	100
3.625%, 04/01/2027	180	183
3.350%, 03/09/2021	32	32
2.800%, 07/20/2020	190	190
CVS Pass-Through Trust
7.507%, 01/10/2032 (B)	1,139	1,480
Eli Lilly
2.350%, 05/15/2022	170	173
Gilead Sciences
2.550%, 09/01/2020	20	20
2.500%, 09/01/2023	50	50
Humana
3.150%, 12/01/2022	240	240
2.900%, 12/15/2022	290	288

8	New Covenant Funds / Quarterly Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Pfizer
2.625%, 04/01/2030	$80	$84
SSM Health Care
3.688%, 06/01/2023	644	654
Teva Pharmaceutical Finance BV
2.950%, 12/18/2022	30	28
Thermo Fisher Scientific
4.133%, 03/25/2025	463	496
UnitedHealth Group
3.875%, 12/15/2028	30	34
2.875%, 12/15/2021	50	51
2.700%, 07/15/2020	70	70

		9,736

Industrials — 2.6%
3M
3.700%, 04/15/2050	140	158
2.375%, 08/26/2029	30	30
AerCap Ireland Capital DAC
4.625%, 10/30/2020	730	708
4.500%, 05/15/2021	310	284
American Airlines, Ser 2016-3, Cl A
3.250%, 10/15/2028	1,087	986
American Airlines Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	271	276
Aviation Capital Group
4.125%, 08/01/2025 (B)	160	138
Burlington Northern and Santa Fe Railway Pass-Through Trust, Ser 2002-2
5.140%, 01/15/2021	–	–
Burlington Northern Santa Fe
4.550%, 09/01/2044	10	12
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	635	614
Deere
3.750%, 04/15/2050	40	46
3.100%, 04/15/2030	10	11
Delta Air Lines Pass-Through Trust, Ser 2015-1, Cl AA
3.625%, 07/30/2027	530	481
Delta Air Lines Pass-Through Trust, Ser 2019-1, Cl AA
3.204%, 04/25/2024	621	606
Eaton
2.750%, 11/02/2022	450	450
GE Capital International Funding Unlimited Co
2.342%, 11/15/2020	1,205	1,185
General Electric MTN
6.875%, 01/10/2039	30	37

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
General Electric Capital MTN
5.300%, 02/11/2021	$160	$162
International Lease Finance
5.875%, 08/15/2022	400	368
Republic Services
3.200%, 03/15/2025	180	185
Union Pacific
3.950%, 09/10/2028	20	21
3.750%, 07/15/2025	20	21
United Airlines Pass-Through Trust, Ser 2014- 1, Cl A
4.000%, 04/11/2026	707	699
United Parcel Service
3.900%, 04/01/2025	398	432
Waste Management
3.500%, 05/15/2024	120	125
3.450%, 06/15/2029	30	31
3.200%, 06/15/2026	30	31

		8,097

Information Technology — 1.6%
Adobe
2.300%, 02/01/2030	210	210
Apple
3.350%, 02/09/2027	210	229
2.900%, 09/12/2027	110	117
2.450%, 08/04/2026	70	73
2.000%, 11/13/2020	80	80
Broadcom
3.625%, 10/15/2024 (B)	485	477
Diamond 1 Finance
4.420%, 06/15/2021 (B)	430	430
Intel
4.950%, 03/25/2060	30	41
4.750%, 03/25/2050	130	175
4.600%, 03/25/2040	10	12
3.700%, 07/29/2025	30	33
Mastercard
3.375%, 04/01/2024	190	200
Microsoft
3.300%, 02/06/2027	90	100
2.400%, 02/06/2022	150	154
1.550%, 08/08/2021	110	111
NVIDIA
3.700%, 04/01/2060	80	90
3.500%, 04/01/2040	130	138
3.500%, 04/01/2050	280	305
2.850%, 04/01/2030	40	42
NXP BV
4.625%, 06/01/2023 (B)	479	493
Oracle
2.500%, 10/15/2022	130	133

New Covenant Funds / Quarterly Report / March 31, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.500%, 04/01/2025	$738	$745
salesforce.com
3.700%, 04/11/2028	150	166
3.250%, 04/11/2023	70	73
Visa
4.300%, 12/14/2045	10	13
3.150%, 12/14/2025	110	120
2.200%, 12/14/2020	300	301

		5,061

Materials — 0.5%
ArcelorMittal
4.550%, 03/11/2026	100	90
3.600%, 07/16/2024	180	164
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (B)	200	190
Glencore Funding
4.125%, 05/30/2023 (B)	890	820
4.125%, 03/12/2024 (B)	110	101
4.000%, 03/27/2027 (B)	110	100
Southern Copper
3.500%, 11/08/2022	130	127
Vale Overseas
6.250%, 08/10/2026	140	151

		1,743

Real Estate — 0.9%
American Tower Trust, Ser 2013-13, Cl 2A
3.070%, 03/15/2048 (B)	620	609
Digital Realty Trust
3.600%, 07/01/2029	815	795
Ventas Realty
3.500%, 02/01/2025	488	478
Welltower
4.500%, 01/15/2024	902	930

		2,812

Utilities — 1.6%
Aquarion
4.000%, 08/15/2024 (B)	227	227
Commonwealth Edison
3.700%, 08/15/2028	468	500
Dominion Energy
2.579%, 07/01/2020	260	260
Duke Energy
3.550%, 09/15/2021	170	172
2.400%, 08/15/2022	150	150
FirstEnergy
4.250%, 03/15/2023	380	388
2.850%, 07/15/2022	330	322
NextEra Energy Capital Holdings
2.403%, 09/01/2021	513	513

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Northern States Power
7.125%, 07/01/2025	$1,190	$1,397
Perusahaan Listrik Negara
MTN 5.450%, 05/21/2028 (B)	370	386
Public Service Enterprise Group
2.875%, 06/15/2024	713	711

		5,026

Total Corporate Obligations (Cost $96,066) ($ Thousands)		95,730

ASSET-BACKED SECURITIES — 9.0%

Automotive — 1.9%
Avis Budget Rental Car Funding AESOP, Ser 2017-2A, Cl A
2.970%, 03/20/2024 (B)	310	291
Avis Budget Rental Car Funding AESOP, Ser 2019-2A, Cl A
3.350%, 09/22/2025 (B)	320	303
Capital One Prime Auto Receivables Trust, Ser 2019-2, Cl A4
1.960%, 02/18/2025	1,662	1,711
Hertz Vehicle Financing II, Ser 2018-1A, Cl A
3.290%, 02/25/2024 (B)	250	236
Honda Auto Receivables Owner Trust, Ser 2019-2, Cl A3
2.520%, 06/21/2023	572	578
NextGear Floorplan Master Owner Trust, Ser 2019-1A, Cl A2
3.210%, 02/15/2024 (B)	1,182	1,112
NextGear Floorplan Master Owner Trust, Ser 2019-2A, Cl A2
2.070%, 10/15/2024 (B)	556	520
World Omni Auto Receivables Trust, Ser 2019-B, Cl A3
2.590%, 07/15/2024	1,299	1,306

		6,057

Home — 0.4%
Citifinancial Mortgage Securities, Ser 2004-1, Cl AF4
5.070%, 04/25/2034	200	200
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl M5
2.947%, VAR ICE LIBOR USD 1 Month+2.000%, 07/25/2034 (B)	390	390
Master Asset-Backed Securities Trust, Ser 2007-NCW, Cl A1
1.247%, VAR ICE LIBOR USD 1 Month+0.300%, 05/25/2037 (B)	213	170

10	New Covenant Funds / Quarterly Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
New Century Home Equity Loan Trust, Ser 2003-A, Cl A
1.667%, VAR ICE LIBOR USD 1 Month+0.720%, 10/25/2033 (B)	$85	$75
Tricon American Homes Trust, Ser 2019-SFR1, Cl A
2.750%, 03/17/2038 (B)	272	255

		1,090

Other Asset-Backed Securities — 6.7%
AEP Texas Restoration Funding, Ser 2019-1, Cl A2
2.294%, 08/01/2031	1,646	1,475
Ameriquest Mortgage Securities Asset- Backed Pass-Through Certificates, Ser 2005-R7, Cl M2
1.447%, VAR ICE LIBOR USD 1 Month+0.500%, 09/25/2035	299	292
Applebee’s Funding, Ser 2019-1A, Cl A2I
4.194%, 06/07/2049 (B)	300	273
Ascentium Equipment Receivables, Ser 2019-1A, Cl A2
2.840%, 06/10/2022 (B)	496	495
Atrium Hotel Portfolio Trust, Ser ATRM, Cl C
2.355%, VAR ICE LIBOR USD 1 Month+1.650%, 12/15/2036 (B)	410	347
Citigroup Mortgage Loan Trust, Ser 2007-WFH3, Cl A3
1.197%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/2037	235	229
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2M
2.197%, VAR ICE LIBOR USD 1 Month+1.250%, 10/25/2047	151	131
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
0.845%, VAR ICE LIBOR USD 1 Month+0.140%, 07/15/2036	312	283
Credit Suisse Mortgage Trust, Cl A3 3.064%, 10/25/2059	378	366
DB Master Finance, Ser 2017-1A, Cl A2I
3.629%, 11/20/2047 (B)	429	413
Domino’s Pizza Master Issuer, Ser 2017-1A, Cl A2I
3.044%, VAR ICE LIBOR USD 3 Month+1.250%, 07/25/2047 (B)	695	650
Education Loan Asset-Backed Trust, Ser 2013-1, Cl A2
1.747%, VAR ICE LIBOR USD 1 Month+0.800%, 04/26/2032 (B)	500	479

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Invitation Homes Trust, Ser 2018-SFR1, Cl A
1.500%, VAR ICE LIBOR USD 1 Month+0.700%, 03/17/2037 (B)	$1,361	$1,242
MMAF Equipment Finance, Ser 2018-A, Cl A3
3.200%, 09/12/2022 (B)	1,255	1,251
Morgan Stanley ABS Capital I Trust, Ser 2004-NC7, Cl M1
1.802%, VAR ICE LIBOR USD 1 Month+0.855%, 07/25/2034	473	407
Morgan Stanley Capital I Trust, Ser BPR, Cl A
2.105%, VAR ICE LIBOR USD 1 Month+1.400%, 05/15/2036 (B)	320	291
Navient Student Loan Trust, Ser 2016-6A, Cl A3
2.247%, VAR ICE LIBOR USD 1 Month+1.300%, 03/25/2066 (B)	900	861
Progress Residential Trust, Ser 2018-SFR3, Cl A
3.880%, 10/17/2035 (B)	640	632
RAAC Series Trust, Ser 2005-SP3, Cl M2
1.747%, VAR ICE LIBOR USD 1 Month+0.800%, 12/25/2035	390	374
Residential Mortgage Loan Trust, Ser 2019-3, Cl A2
2.941%, 09/25/2059	375	361
Residential Mortgage Loan Trust, Ser 2019-3, Cl A3
3.044%, 09/25/2059	375	360
SBA Small Business Investment, Ser 2019-10A, Cl 1
3.113%, 03/10/2029	181	184
Shops at Crystals Trust, Ser CSTL, Cl A
3.126%, 07/05/2036 (B)	100	94
SLC Student Loan Trust, Ser 2010-1, Cl A
2.554%, VAR ICE LIBOR USD 3 Month+0.875%, 11/25/2042	261	257
SLM Private Credit Student Loan Trust, Ser 2006-A, Cl A5
1.031%, VAR ICE LIBOR USD 3 Month+0.290%, 06/15/2039	273	262
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
1.941%, VAR ICE LIBOR USD 3 Month+1.200%, 12/15/2033 (B)	136	132
Stack Infrastructure Issuer, Ser 2019-1A, Cl A2
4.540%, 02/25/2044 (B)	468	458
Store Master Funding I-VII, Ser 2018-1A, Cl A1
3.960%, 10/20/2048 (B)	380	377
Store Master Funding I-VII, Ser 2019-1, Cl A1
2.820%, 11/20/2049 (B)	329	310

New Covenant Funds / Quarterly Report / March 31, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
United States Small Business Administration,
Ser 2010-20H, Cl 1 3.520%, 08/01/2030	$263	$275
United States Small Business Administration,
Ser 2011-20B, Cl 1 4.220%, 02/01/2031	267	290
United States Small Business Administration,
Ser 2011-20J, Cl 1 2.760%, 10/01/2031	181	188
United States Small Business Administration,
Ser 2013-20K, Cl 1 3.380%, 11/01/2033	761	800
United States Small Business Administration,
Ser 2014-20F, Cl 1 2.990%, 06/01/2034	870	896
United States Small Business Administration,
Ser 2015-20C, Cl 1 2.720%, 03/01/2035	805	819
United States Small Business Administration,
Ser 2015-20E, Cl 1 2.770%, 05/01/2035	481	496
United States Small Business Administration,
Ser 2015-20K, Cl 1 2.700%, 11/01/2035	518	531
United States Small Business Administration,
Ser 2017-20J, Cl 1 2.850%, 10/01/2037	662	682
United States Small Business Administration,
Ser 2018-20E, Cl 1 3.500%, 05/01/2038	1,279	1,369
United States Small Business Administration,
Ser 2018-20J, Cl 1 3.770%, 10/01/2038	634	691
United States Small Business Administration,
Ser 2019-25G, Cl 1 2.690%, 07/01/2044	59	61
Verizon Owner Trust, Ser 2019-B, Cl A1A
2.330%, 12/20/2023	624	628
Wendy’s Funding, Ser 2019-1A, Cl A2I
3.783%, 06/15/2049 (B)	336	319

		21,331

Total Asset-Backed Securities (Cost $29,191) ($ Thousands)		28,478

U.S. TREASURY OBLIGATIONS — 7.2%
U.S. Treasury Bonds
3.625%, 02/15/2044	240	356
3.125%, 05/15/2048	140	198
3.000%, 02/15/2049	360	502
2.875%, 05/15/2049	20	27
2.750%, 08/15/2047	120	159

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
2.500%, 02/15/2045	$70	$88
2.250%, 08/15/2049	40	49
U.S. Treasury Inflation-Protected Securities
2.375%, 01/15/2025	178	197
1.750%, 01/15/2028	86	98
1.375%, 02/15/2044	542	695
1.000%, 02/15/2046	392	476
1.000%, 02/15/2048	460	567
1.000%, 02/15/2049	2,173	2,634
0.750%, 02/15/2042	468	524
0.250%, 02/15/2050	893	920
0.125%, 10/15/2024	3,034	3,071
U.S. Treasury Notes
2.625%, 02/15/2029	52	61
2.250%, 04/30/2024	30	32
2.000%, 11/15/2026	100	109
1.750%, 06/30/2024	7,211	7,636
1.625%, 12/15/2022	30	31
1.500%, 02/15/2030	733	789
1.375%, 01/31/2025	580	608
1.125%, 02/28/2025	2,816	2,919

Total U.S. Treasury Obligations (Cost $21,414) ($ Thousands)		22,746

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.5%
FHLMC
6.500%, 12/01/2035	698	797
6.000%, 03/01/2035	1,108	1,276
5.000%, 10/01/2048	59	63
4.000%, 04/01/2048	75	80
4.000%, 05/01/2048	584	624
3.500%, 09/01/2048	480	507
3.500%, 10/01/2048	661	698
3.500%, 01/01/2049	68	72
3.000%, 02/01/2038	79	83
3.000%, 04/01/2038	78	82
3.000%, 11/01/2043	619	659
3.000%, 01/01/2048	92	97
3.000%, 03/01/2049	82	86
2.375%, 01/13/2022	1,090	1,128
FHLMC, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	182	188

12	New Covenant Funds / Quarterly Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FNMA
4.500%, 09/01/2057	$222	$247
4.000%, 02/01/2056	66	74
4.000%, 06/01/2057	73	81
3.500%, 10/01/2047	1,160	1,225
3.500%, 06/01/2048	586	621
3.500%, 07/01/2048	398	420
3.500%, 02/01/2049	89	95
3.000%, 12/01/2037	77	81
3.000%, 03/01/2046	1,220	1,290
3.000%, 05/01/2046	82	86
3.000%, 07/01/2046	140	148
3.000%, 10/01/2046	215	227
3.000%, 11/01/2046	1,752	1,854
3.000%, 09/01/2047	332	350
FNMA, Ser M1, Cl A2
3.555%, 09/25/2028 (A)	300	342
Tennessee Valley Authority
3.875%, 02/15/2021	790	812

Total U.S. Government Agency Obligations (Cost $13,593) ($ Thousands)		14,393

SOVEREIGN DEBT — 3.2%
Abu Dhabi Government International Bond
2.500%, 10/11/2022 (B)	490	491
Colombia Government International Bond
5.625%, 02/26/2044	280	307
5.200%, 05/15/2049	310	325
4.500%, 03/15/2029	200	205
Indonesia Government International Bond MTN
5.125%, 01/15/2045 (B)	200	223
3.850%, 07/18/2027 (B)	200	202
3.750%, 04/25/2022	370	372
Kuwait International Government Bond
3.500%, 03/20/2027 (B)	210	218
Mexico Government International Bond
4.000%, 10/02/2023	610	622
3.600%, 01/30/2025	380	386
Panama Government International Bond
6.700%, 01/26/2036	190	243
4.300%, 04/29/2053	300	323
Peruvian Government International Bond
6.550%, 03/14/2037	250	363
5.625%, 11/18/2050	310	462
Poland Government International Bond
5.125%, 04/21/2021	440	456
4.000%, 01/22/2024	450	489

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Province of Ontario Canada
4.400%, 04/14/2020	$840	$841
Province of Quebec Canada
2.625%, 02/13/2023	500	527
Province of Quebec Canada, Ser A MTN
6.350%, 01/30/2026	1,010	1,274
Qatar Government International Bond
3.250%, 06/02/2026	370	375
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030	149	169
5.875%, 09/16/2043	400	496
5.625%, 04/04/2042	400	486
Uruguay Government International Bond
4.375%, 01/23/2031	390	424

Total Sovereign Debt (Cost $9,718) ($ Thousands)		10,279

FOREIGN BONDS — 1.7%
Allergan Funding SCS
3.800%, 03/15/2025	40	41
3.450%, 03/15/2022	120	124
Banco Santander
3.125%, 02/23/2023	200	191
Banco Santander Chile
2.500%, 12/15/2020 (B)	240	238
Barclays Bank
10.179%, 06/12/2021 (B)	370	395
BHP Billiton Finance USA
2.875%, 02/24/2022	10	10
BP Capital Markets PLC
3.561%, 11/01/2021	230	232
CNOOC Finance
3.500%, 05/05/2025	330	347
Cooperatieve Rabobank UA
4.375%, 08/04/2025	500	512
Ecopetrol
5.375%, 06/26/2026	140	136
HSBC Holdings PLC
4.250%, 08/18/2025	230	238
Intesa Sanpaolo
5.017%, 06/26/2024 (B)	200	196
3.125%, 07/14/2022 (B)	200	191
OCP
4.500%, 10/22/2025 (B)	400	377
Petrobras Global Finance BV
6.850%, 06/05/2115	150	142
Petroleos del Peru
4.750%, 06/19/2032 (B)	400	364

New Covenant Funds / Quarterly Report / March 31, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

FOREIGN BONDS (continued)
Petroleos Mexicanos
4.875%, 01/18/2024	$190	$149
Shell International Finance BV
3.250%, 05/11/2025	150	157
2.875%, 05/10/2026	40	41
2.250%, 11/10/2020	360	358
1.750%, 09/12/2021	690	687
Telefonica Emisiones SAU
5.134%, 04/27/2020	80	80
Teva Pharmaceutical Finance Netherlands III BV
2.200%, 07/21/2021	227	217
Vale Overseas
6.875%, 11/21/2036	48	53

Total Foreign Bonds (Cost $5,505) ($ Thousands)		5,476

MUNICIPAL BONDS — 1.0%
Florida — 0.1%
Florida State, Board of Administration Finance, Ser A, RB
2.638%, 07/01/2021	420	420

Michigan — 0.3%
Michigan State, Finance Authority, RB Callable 03/01/2024 @ 100
2.988%, 09/01/2049 (D)	755	748

New Jersey — 0.1%
New Jersey State Transportation Trust Fund Authority, RB
2.551%, 06/15/2023	125	128

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York — 0.2%
New York State, Urban Development, RB
3.350%, 03/15/2026	$665	$721

Wisconsin — 0.3%
Wisconsin State, Ser A, RB, AGM
5.700%, 05/01/2026	890	1,010

Total Municipal Bonds (Cost $2,958) ($ Thousands)		3,027

	Shares

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Cl F
0.290%**†	3,082,752	3,083

Total Cash Equivalent (Cost $3,083) ($ Thousands)		3,083

Total Investments in Securities — 103.7% (Cost $324,312) ($ Thousands)		$328,826

	Contracts

PURCHASED OPTIONS*(E) — 0.0%

Total Purchased Options (Cost $23) ($ Thousands)	392	$6

WRITTEN OPTIONS* — (0.1)%

Total Written Options(E) (Premiums Received $206) ($ Thousands)	(326)	$(125)

A list of open option contracts held by the Fund at March 31, 2020 are as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS — 0.0%

Put Options
May 2020, U.S. 10 Year Future Option*	16	$2,051	$132.00	4/18/2020	$1
May 2020, U.S. 2 Year Future Option*	75	–	85.00	4/18/2020	–
May 2020, U.S. 5 Year Future Option*	111	–	100.00	4/18/2020	1
May 2020, U.S. 5 Year Future Option*	133	15,775	112.50	4/18/2020	3
May 2020, U.S. 5 Year Future Option*	57	6,761	113.50	4/18/2020	1

Total Purchased Options		$24,587			$6

WRITTEN OPTIONS — 0.0%

Put Options
May 2020, U.S. 10 Year Future Option*	(15)	$(1,923)	131.00	04/18/20	$(1)

14	New Covenant Funds / Quarterly Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

New Covenant Income Fund (Continued)

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
WRITTEN OPTIONS (continued)
June 2020, U.S. 5 Year Future Option*	(52)	$(6,168)	$124.00	05/16/20	$(11)
June 2020, U.S. 5 Year Future Option*	(26)	(3,084)	124.50	05/16/20	(8)
June 2020, U.S. 5 Year Future Option*	(1)	(119)	124.75	05/16/20	–
May 2020, U.S. 5 Year Future Option*	(20)	(2,372)	122.50	04/18/20	(1)
May 2020, U.S. 5 Year Future Option*	(20)	(2,372)	122.75	04/18/20	(1)
May 2020, U.S. 5 Year Future Option*	(85)	(10,082)	124.00	04/18/20	(9)
May 2020, U.S. 5 Year Future Option*	(28)	(3,321)	124.25	04/18/20	(4)
May 2020, U.S. 5 Year Future Option*	(33)	(3,914)	124.50	04/18/20	(5)

		(33,355)			(40)

Call Options
May 2020, U.S. 10 Year Future Option*	(16)	(2,051)	135.00	04/18/20	(61)
May 2020, U.S. 10 Year Future Option*	(15)	(1,923)	138.00	04/18/20	(20)
May 2020, U.S. 10 Year Future Option*	(15)	(1,923)	141.00	04/18/20	(4)

		(5,897)			(85)

Total Written Options		$(39,252)			$(125)

A list of the open futures contracts held by the Fund at March 31, 2020 are as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
90-Day Euro$	33	Dec-2020	$8,085	$8,222	$137
90-Day Euro$	(108)	Dec-2021	(26,770)	(26,912)	(142)
90-Day Euro$	(141)	Mar-2021	(35,132)	(35,150)	(18)
90-Day Euro$	338	Jun-2020	83,300	84,056	756
U.S. 10-Year Treasury Note	(38)	Jun-2020	(5,158)	(5,270)	(112)
U.S. 2-Year Treasury Note	147	Jul-2020	32,135	32,396	261
U.S. 5-Year Treasury Note	510	Jul-2020	62,240	63,933	1,693
U.S. Long Treasury Bond	(184)	Mar-2020	(30,585)	(32,947)	(2,362)
U.S. Ultra Long Treasury Bond	2	Jun-2020	419	444	25
Ultra 10-Year U.S. Treasury Note	10	Jun-2020	1,460	1,560	100

			$89,994	$90,332	$338

The futures contracts are considered to have interest rate risk associated with them.

Percentages are based on Net Assets of $317,179 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2020.

†	Investment in Affiliated Security.

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2020, the value of these securities amounted to $54,112 ($ Thousands), representing 17.1% of the Net Assets of the Fund.

(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(E)	Refer to table below for details on Options Contracts.

ABS — Asset-Backed Security

AGM— Assured Guaranty Municipal

Cl — Class

CMO — Collateralized Mortgage Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE— Intercontinental Exchange

IO — Interest Only — face amount represents notional amount.

JSC — Joint-Stock Company

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

PLC — Public Limited Company

New Covenant Funds / Quarterly Report / March 31, 2020	15

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

New Covenant Income Fund (Continued)

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of March 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	145,614	–	145,614
Corporate Obligations	–	95,730	–	95,730
Asset-Backed Securities	–	28,478	–	28,478
U.S. Treasury Obligations	–	22,746	–	22,746
U.S. Government Agency Obligations	–	14,393	–	14,393
Sovereign Debt	–	10,279	–	10,279
Foreign Bonds	–	5,476	–	5,476
Municipal Bonds	–	3,027	–	3,027
Cash Equivalent	3,083	–	–	3,083

Total Investments in Securities	3,083	325,743	–	328,826

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	6	—	—	6
Written Options	(125)	—	—	(125)
Futures Contracts *
Unrealized Appreciation	2,972	—	—	2,972
Unrealized Depreciation	(2,634)	—	—	(2,634)

Total Other Financial Instruments	219	—	—	219

*Futures contracts are value at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2019, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

16	New Covenant Funds / Quarterly Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

New Covenant Income Fund (Continued)

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2020 ($ Thousands):

Security Description	Value at 6/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2020	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 11,031	$ 116,345	$ (124,293)	$ —	$ —	$ 3,083	3,082,752	$ 68	$ —

New Covenant Funds / Quarterly Report / March 31, 2020	17

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

New Covenant Balanced Growth Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.0%

Equity Fund — 60.6%
New Covenant Growth Fund †	4,409,963	$157,524

Total Equity Fund (Cost $119,551) ($ Thousands)		157,524

Fixed Income Fund — 38.4%
New Covenant Income Fund †	4,255,207	99,997

Total Fixed Income Fund (Cost $97,178) ($ Thousands)		99,997

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Cl F
0.290%**†	2,291,971	$2,292

Total Cash Equivalent (Cost $2,292) ($ Thousands)		2,292

Total Investments in Securities — 99.9% (Cost $219,021) ($ Thousands)		$259,813

Percentages are based on Net Assets of $259,982 ($ Thousands).

†	Investment in Affiliated Security.

**	Rate shown is the 7-day effective yield as of March 31, 2020.

Cl — Class

As of March 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended March 31, 2020 ($ Thousands):

Security Description	Value at 6/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized (Depreciation)	Value 3/31/2020	Shares	Dividend Income	Capital Gains
New Covenant Growth Fund	$ 178,591	$ 32,760	$ (26,389)	$ 2,295	$ (29,733)	$ 157,524	4,409,963	$ 1,841	$ 7,788
New Covenant Income Fund	112,871	13,090	(26,062)	218	(120)	99,997	4,255,207	2,031	—
SEI Daily Income Trust, Government Fund, Cl F	2,176	22,182	(22,066)	—	—	2,292	2,291,971	32	—

Totals	$ 293,638	$68,032	$ (74,517)	$ 2,513	$ (29,853)	$ 259,813		$ 3,904	$ 7,788

New Covenant Funds/ Quarterly Report / March 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

New Covenant Balanced Income Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 98.8%

Fixed Income Fund — 63.3%
New Covenant Income Fund †	1,934,312	$45,456

Total Fixed Income Fund (Cost $44,413) ($ Thousands)		45,456

Equity Fund — 35.5%
New Covenant Growth Fund †	713,112	25,473

Total Equity Fund (Cost $16,977) ($ Thousands)		25,473

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Cl F
0.290%**†	753,999	$754

Total Cash Equivalent (Cost $754) ($ Thousands)		754

Total Investments in Securities — 99.8% (Cost $62,144) ($ Thousands)		$71,683

Percentages are based on Net Assets of $71,833 ($ Thousands).

**	Rate shown is the 7-day effective yield as of March 31, 2020.

†	Investment in Affiliated Security.

Cl — Class

As of March 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2020 ($ Thousands):

Security Description	Value at 6/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2020	Shares	Dividend Income	Capital Gains
New Covenant Income Fund	$ 50,043	$2,955	$ (7,577)	$ (61)	$ 96	$ 45,456	1,934,312	$ 875	$ —
New Covenant Growth Fund	27,539	8,162	(6,135)	216	(4,309)	25,473	713,112	286	1,240
SEI Daily Income Trust, Government Fund, Cl F	1,207	7,738	(8,191)	—	—	754	753,999	9	$ —

Totals	$ 78,789	$ 18,855	$ (21,903)	$ 155	$ (4,213)	$ 71,683		$ 1,170	$ 1,240

New Covenant Funds/ Quarterly Report / March 31, 2020	1